UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2009

[LOGO OF USAA]
    USAA(R)








PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA FIRST START GROWTH FUND
APRIL 30, 2009









                                                                      (Form N-Q)

48487-0609                                   (C)2009, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS


USAA FIRST START GROWTH FUND
April 30, 2009 (unaudited)

                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               EQUITY SECURITIES (62.9%)

               COMMON STOCKS (54.7%)

               CONSUMER DISCRETIONARY (9.2%)
               -----------------------------
               ADVERTISING (0.1%)
        3,400  Harte Hanks, Inc.                                                           $           28
        8,000  Interpublic Group of Companies, Inc.  *                                                 50
          100  Lamar Advertising Co. "A"  *                                                             2
          100  Omnicom Group, Inc.                                                                      3
                                                                                          ---------------
                                                                                                       83
                                                                                          ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (1.4%)
        1,100  American Apparel, Inc.  *                                                                7
          200  Carter's, Inc.  *                                                                        4
          300  Cherokee, Inc.                                                                           6
          100  Coach, Inc.  *                                                                           2
        2,926  Columbia Sportswear Co.                                                                 90
          400  FGX International Holdings Ltd.  *                                                       5
       43,644  Fossil, Inc.  *                                                                        880
          200  Fuqi International, Inc.  *                                                              1
          600  Hanesbrands, Inc.  *                                                                    10
          100  Jones Apparel Group, Inc.                                                                1
          100  Liz Claiborne, Inc.                                                                      1
          435  Maidenform Brands, Inc.  *                                                               6
          200  Perry Ellis International, Inc.  *                                                       1
       12,400  Phillips-Van Heusen Corp.                                                              360
          700  Polo Ralph Lauren Corp.                                                                 38
        5,500  Quiksilver, Inc.  *                                                                      9
          200  UniFirst Corp.                                                                           7
       18,700  Warnaco Group, Inc.  *                                                                 539
                                                                                          ---------------
                                                                                                    1,967
                                                                                          ---------------
               APPAREL RETAIL (1.3%)
          100  Abercrombie & Fitch Co. "A"                                                              3
       14,300  Aeropostale, Inc.  *                                                                   486
          100  American Eagle Outfitters, Inc.                                                          2
          100  AnnTaylor Stores Corp.  *                                                                1
        3,650  Buckle, Inc.                                                                           136
          200  Cache, Inc.  *                                                                           1
          900  Casual Male Retail Group, Inc.  *                                                        1
          500  Cato Corp. "A"                                                                          10
          300  Charlotte Russe Holding, Inc.  *                                                         4
        1,800  Charming Shoppes, Inc.  *                                                                6
        1,487  Children's Place Retail Stores, Inc.  *                                                 42
          600  Christopher & Banks Corp.                                                                3
          600  Citi Trends, Inc.  *                                                                    15
          900  Coldwater Creek, Inc.  *                                                                 3
       10,700  Dress Barn, Inc.  *                                                                    162
          709  Finish Line, Inc. "A"                                                                    6
        5,200  Foot Locker, Inc.                                                                       62

================================================================================
1  |  USAA First Start Growth Fund

================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          200  Gap, Inc.                                                                   $            3
          100  Genesco, Inc.  *                                                                         2
        5,500  Guess?, Inc.                                                                           143
        3,400  Gymboree Corp.  *                                                                      117
       21,100  Hot Topic, Inc.  *                                                                     258
          368  Jos. A. Bank Clothiers, Inc.  *                                                         15
        6,000  Limited Brands, Inc.                                                                    69
          300  Lululemon Athletica, Inc.  *                                                             4
          400  New York & Co., Inc.  *                                                                  2
        3,300  NexCen Brands, Inc.  *                                                                   1
        1,100  Pacific Sunwear of California, Inc.  *                                                   4
        6,820  Ross Stores, Inc.                                                                      259
          200  Shoe Carnival, Inc.  *                                                                   2
          100  Stage Stores, Inc.                                                                       1
          400  Stein Mart, Inc.  *                                                                      2
          400  Talbots, Inc.                                                                            1
          100  TJX Companies, Inc.                                                                      3
          100  Tween Brands, Inc.  *                                                                   --
        4,435  Under Armour, Inc. "A"  *                                                              104
          200  Urban Outfitters, Inc.  *                                                                4
        1,500  Wet Seal, Inc. "A"  *                                                                    6
          600  Zumiez, Inc.  *                                                                          7
                                                                                          ---------------
                                                                                                    1,950
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.3%)
          500  American Axle & Manufacturing Holdings, Inc.                                             1
          400  Amerigon, Inc.  *                                                                        2
        1,000  ArvinMeritor, Inc.                                                                       1
        2,200  Dana Holding Corp.  *                                                                    2
          236  Dorman Products, Inc.  *                                                                 3
          200  Drew Industries, Inc.  *                                                                 3
        1,200  Exide Technologies  *                                                                    7
          100  Federal-Mogul Corp.  *                                                                   1
          211  Fuel Systems Solutions, Inc.  *                                                          3
        7,600  Gentex Corp.                                                                           102
        2,300  Hayes Lemmerz International, Inc.  *                                                    --
          100  Johnson Controls, Inc.                                                                   2
          600  Midas, Inc.  *                                                                           6
          300  Modine Manufacturing Co.                                                                 1
        2,500  Quantum Fuel Systems Technologies Worldwide, Inc.  *                                     2
          800  Raser Technologies, Inc.  *                                                              3
          100  Sauer-Danfoss, Inc.                                                                     --
          200  Stoneridge, Inc.  *                                                                      1
          800  Superior Industries International, Inc.                                                 12
          600  Tenneco, Inc.  *                                                                         2
        2,000  Visteon Corp.  *                                                                        --
       15,100  WABCO Holdings, Inc.                                                                   241
          300  Wonder Auto Technology, Inc.  *                                                          2
                                                                                          ---------------
                                                                                                      397
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (0.0%)
        4,100  Fleetwood Enterprises, Inc.  *                                                          --
          700  General Motors Corp.                                                                     1
          200  Thor Industries, Inc.                                                                    5
          200  Winnebago Industries, Inc.                                                               2
                                                                                          ---------------
                                                                                                        8
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.4%)
          100  Americas Car Mart, Inc.  *                                                               2
       28,000  AutoNation, Inc.  *                                                                    496
          100  CarMax, Inc.  *                                                                          1
          600  Monro Muffler Brake, Inc.                                                               15
        1,900  Pantry, Inc.  *                                                                         45
                                                                                          ---------------
                                                                                                      559
                                                                                          ---------------
================================================================================
                                                  Portfolio of Investments  |  2
================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               BROADCASTING (0.2%)
        1,800  Belo Corp. "A"                                                              $            3
          100  Cablevision Systems Corp. "A"                                                            2
          700  CBS Corp. "B"                                                                            5
          100  Central European Media Enterprises Ltd. "A"  *                                           2
          100  Cox Radio, Inc. "A"  *                                                                  --
          200  Crown Media Holdings, Inc. "A"  *                                                        1
          400  Cumulus Media, Inc. "A"  *                                                              --
          300  DG FastChannel, Inc.  *                                                                  7
       12,000  DISH Network Corp. "A"  *                                                              159
          100  EchoStar Corp. "A"  *                                                                    2
          400  Entercom Communications Corp. "A"                                                        1
          500  Entravision Communications Corp. "A"  *                                                 --
          200  Fisher Communications, Inc.                                                              2
          100  Global Traffic Network, Inc.  *                                                         --
        1,800  Gray Television, Inc.                                                                    1
        4,700  Liberty Global, Inc. "A"  *                                                             78
        1,500  Liberty Media Corp. - Capital "A"  *                                                    18
          600  LIN TV Corp. "A"  *                                                                      1
          600  Mediacom Communications Corp. "A"  *                                                     3
          300  Outdoor Channel Holdings, Inc.  *                                                        2
          600  RCN Corp.  *                                                                             2
          100  Scripps Networks Interactive "A"                                                         3
          600  Sinclair Broadcast Group, Inc. "A"                                                       1
       12,840  Sirius Satellite Radio, Inc.  *                                                          5
        1,600  TiVo, Inc.  *                                                                           12
          400  Virgin Media, Inc.                                                                       3
                                                                                          ---------------
                                                                                                      313
                                                                                          ---------------
               CABLE & SATELLITE (0.0%)
          100  Comcast Corp. "A"                                                                        2
          100  DIRECTV Group, Inc.  *                                                                   2
          500  Knology, Inc.  *                                                                         4
                                                                                          ---------------
                                                                                                        8
                                                                                          ---------------
               CATALOG RETAIL (0.0%)
          300  Gaiam, Inc. "A"  *                                                                       2
          700  Liberty Media Corp. Interactive "A"  *                                                   4
          100  PC Mall, Inc.  *                                                                         1
          900  PetMed Express, Inc.  *                                                                 14
          600  ValueVision Media, Inc. "A"  *                                                          --
                                                                                          ---------------
                                                                                                       21
                                                                                          ---------------
               COMPUTER & ELECTRONICS RETAIL (0.4%)
        6,800  Circuit City Stores, Inc.  *                                                            --
          100  Conn's, Inc.  *                                                                          2
        1,300  GameStop Corp. "A"  *                                                                   39
          100  hhgregg, Inc.  *                                                                         2
          200  PC Connection, Inc.  *                                                                   1
       41,400  RadioShack Corp.                                                                       583
          300  Rex Stores Corp.  *                                                                      3
                                                                                          ---------------
                                                                                                      630
                                                                                          ---------------
               CONSUMER ELECTRONICS (0.2%)
          700  Garmin Ltd.                                                                             17
          148  Harman International Industries, Inc.                                                    3
       16,400  Koninklijke Philips Electronics N.V.                                                   295
          200  Universal Electronics, Inc.  *                                                           4
                                                                                          ---------------
                                                                                                      319
                                                                                          ---------------
               DEPARTMENT STORES (0.2%)
          100  Dillard's, Inc. "A"                                                                      1
        3,700  J.C. Penney Co., Inc.                                                                  113
        4,000  Macy's, Inc.                                                                            55
        3,400  Nordstrom, Inc.                                                                         77
================================================================================
3  |  USAA First Start Growth Fund
================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          400  Retail Ventures, Inc.  *                                                    $            1
          100  Saks, Inc.  *                                                                            1
        1,300  Sears Holdings Corp.  *                                                                 81
                                                                                          ---------------
                                                                                                      329
                                                                                          ---------------
               DISTRIBUTORS (0.0%)
          400  Core-Mark Holding Co., Inc.  *                                                           7
          100  LKQ Corp.  *                                                                             2
                                                                                          ---------------
                                                                                                        9
                                                                                          ---------------
               EDUCATION SERVICES (0.3%)
          100  American Public Education, Inc.  *                                                       3
          100  Capella Education Co.  *                                                                 5
        9,300  Career Education Corp.  *                                                              205
       11,800  Corinthian Colleges, Inc.  *                                                           182
          100  Grand Canyon Education, Inc.  *                                                          2
          100  K12, Inc.  *                                                                             2
          200  Lincoln Educational Services Corp.  *                                                    3
          200  Princeton Review, Inc.  *                                                                1
        1,034  Universal Technical Institute, Inc.  *                                                  15
                                                                                          ---------------
                                                                                                      418
                                                                                          ---------------
               FOOTWEAR (0.2%)
        1,300  Crocs, Inc.  *                                                                           3
          140  Iconix Brand Group, Inc.  *                                                              2
          300  Steven Madden Ltd.  *                                                                    9
       14,500  Timberland Co. "A"  *                                                                  235
        4,800  Wolverine World Wide, Inc.                                                             100
                                                                                          ---------------
                                                                                                      349
                                                                                          ---------------
               GENERAL MERCHANDISE STORES (0.3%)
        2,600  99 Cents Only Stores  *                                                                 28
        9,200  Big Lots, Inc.  *                                                                      254
        1,900  Dollar Tree, Inc.  *                                                                    80
          600  Family Dollar Stores, Inc.                                                              20
        2,400  Fred's, Inc. "A"                                                                        33
          500  Tuesday Morning Corp.  *                                                                 2
                                                                                          ---------------
                                                                                                      417
                                                                                          ---------------
               HOME FURNISHINGS (0.3%)
          500  Furniture Brands International, Inc.                                                     2
          900  Interface, Inc. "A"                                                                      5
          500  Kimball International, Inc. "B"                                                          3
          800  La-Z-Boy, Inc.                                                                           2
       31,800  Leggett & Platt, Inc.                                                                  457
          800  Tempur-Pedic International, Inc.                                                        10
                                                                                          ---------------
                                                                                                      479
                                                                                          ---------------
               HOME IMPROVEMENT RETAIL (0.0%)
          100  Home Depot, Inc.                                                                         3
          100  Lowe's Companies, Inc.                                                                   2
          100  Lumber Liquidators, Inc.  *                                                              1
                                                                                          ---------------
                                                                                                        6
                                                                                          ---------------
               HOMEBUILDING (0.0%)
          300  Cavco Industries, Inc.  *                                                                7
          600  Champion Enterprises, Inc.  *                                                           --
          100  D.R. Horton, Inc.                                                                        1
          200  Hovnanian Enterprises, Inc. "A"  *                                                       1
          100  KB Home                                                                                  2
          300  Lennar Corp. "A"                                                                         3
          100  Palm Harbor Homes, Inc.  *                                                              --
          100  Pulte Homes, Inc.                                                                        1
        1,300  Standard Pacific Corp.  *                                                                3
                                                                                          ---------------
                                                                                                       18
                                                                                          ---------------
================================================================================
                                                  Portfolio of Investments  |  4
================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               HOMEFURNISHING RETAIL (0.4%)
        5,200  Aaron's, Inc.                                                              $           175
       22,300  Rent-A-Center, Inc.  *                                                                 429
        2,100  Select Comfort Corp.  *                                                                  2
          105  Williams-Sonoma, Inc.                                                                    1
                                                                                          ---------------
                                                                                                      607
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.1%)
          600  Ambassadors Group, Inc.                                                                  7
          500  Bluegreen Corp.  *                                                                       1
          200  Gaylord Entertainment Co.  *                                                             3
          400  Great Wolf Resorts, Inc.  *                                                              1
          300  Lodgian, Inc.  *                                                                         1
          400  Marcus Corp.                                                                             5
          200  Morgans Hotel Group Co.  *                                                               1
          200  Royal Caribbean Cruises Ltd.                                                             3
        6,600  Wyndham Worldwide Corp.                                                                 77
                                                                                          ---------------
                                                                                                       99
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.0%)
        1,300  Helen of Troy Ltd.  *                                                                   21
          314  iRobot Corp.  *                                                                          3
           82  Whirlpool Corp.                                                                          4
                                                                                          ---------------
                                                                                                       28
                                                                                          ---------------
               HOUSEWARES & SPECIALTIES (0.2%)
          800  American Greetings Corp. "A"                                                             6
        4,900  Jarden Corp.  *                                                                         99
       10,900  Newell Rubbermaid, Inc.                                                                114
          600  Sealy Corp.  *                                                                           2
        4,500  Tupperware Brands Corp.                                                                113
                                                                                          ---------------
                                                                                                      334
                                                                                          ---------------
               INTERNET RETAIL (0.2%)
          400  1-800-FLOWERS.COM, Inc. "A"  *                                                           1
           49  Amazon.com, Inc.  *                                                                      4
          300  Blue Nile, Inc.  *                                                                      13
        1,900  drugstore.com, Inc.  *                                                                   3
          700  Expedia, Inc.  *                                                                        10
        4,400  GSI Commerce, Inc.  *                                                                   62
        2,500  Netflix, Inc.  *                                                                       113
          440  NutriSystem, Inc.                                                                        6
          400  Orbitz Worldwide, Inc.  *                                                                1
          320  Overstock.com, Inc.  *                                                                   4
          400  Shutterfly, Inc.  *                                                                      5
                                                                                          ---------------
                                                                                                      222
                                                                                          ---------------
               LEISURE FACILITIES (0.1%)
          300  Dover Motorsports, Inc.                                                                  1
          500  Life Time Fitness, Inc.  *                                                               9
        4,400  Six Flags, Inc.  *                                                                       1
        3,700  Vail Resorts, Inc.  *                                                                  108
                                                                                          ---------------
                                                                                                      119
                                                                                          ---------------
               LEISURE PRODUCTS (0.2%)
        1,400  Brunswick Corp.                                                                          8
        6,600  Hasbro, Inc.                                                                           176
          400  LeapFrog Enterprises, Inc.  *                                                            1
          200  Marine Products Corp.                                                                    1
          200  MarineMax, Inc.  *                                                                       1
          100  Mattel, Inc.                                                                             2
          500  Midway Games, Inc.  *                                                                   --
          300  Nautilus, Inc.  *                                                                       --
        3,200  Polaris Industries, Inc.                                                               107
          100  Pool Corp.                                                                               2

================================================================================
5  |  USAA First Start Growth Fund

================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          300  Smith & Wesson Holding Corp.  *                                            $             2
                                                                                          ---------------
                                                                                                      300
                                                                                          ---------------
               MOTORCYCLE MANUFACTURERS (0.0%)
          100  Harley-Davidson, Inc.                                                                    2
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.5%)
          600  Bigband Networks, Inc.  *                                                                3
          600  Cinemark Holdings, Inc.                                                                  5
          852  CKX, Inc.  *                                                                             5
          100  CTC Media, Inc.  *                                                                       1
          400  DreamWorks Animation SKG, Inc. "A"  *                                                   10
        1,300  Live Nation, Inc.  *                                                                     5
        9,200  Marvel Entertainment, Inc.  *                                                          275
          100  National Cinemedia, Inc.                                                                 1
       19,300  News Corp. "A"                                                                         159
       10,000  News Corp. "B"                                                                          91
        2,700  Regal Entertainment Group "A"                                                           35
          200  RHI Entertainment, Inc.  *                                                               1
          166  Time Warner, Inc.                                                                        4
        2,500  Viacom, Inc. "A"  *                                                                     52
          100  Viacom, Inc. "B"  *                                                                      2
          100  Walt Disney Co.                                                                          2
                                                                                          ---------------
                                                                                                      651
                                                                                          ---------------
               PHOTOGRAPHIC PRODUCTS (0.0%)
          400  Eastman Kodak Co.                                                                        1
                                                                                          ---------------
               PUBLISHING (0.1%)
          400  Courier Corp.                                                                            6
          866  E.W. Scripps Co. "A"                                                                     2
          200  Gannett Co., Inc.                                                                        1
        2,300  GateHouse Media, Inc.  *                                                                --
          326  Global Sources Ltd.  *                                                                   2
        4,600  Idearc, Inc.  *                                                                         --
        4,200  Interactive Data Corp.                                                                  94
          400  Martha Stewart Living Omnimedia, Inc. "A"  *                                             1
        1,300  McClatchy Co. "A"                                                                        1
          200  Media General, Inc. "A"                                                                  1
          200  Meredith Corp.                                                                           5
        2,200  Morningstar, Inc.  *                                                                    87
          200  New York Times Co. "A"                                                                   1
          400  PRIMEDIA, Inc.                                                                           2
        1,200  R.H. Donnelley Corp.  *                                                                 --
          400  Valassis Communications, Inc.  *                                                         2
                                                                                          ---------------
                                                                                                      205
                                                                                          ---------------
               RESTAURANTS (0.6%)
          300  AFC Enterprises, Inc.  *                                                                 2
          700  BJ's Restaurants, Inc.  *                                                               12
          100  Bob Evans Farms, Inc.                                                                    2
        2,000  Brinker International, Inc.                                                             36
        2,700  Buffalo Wild Wings, Inc.  *                                                            105
          200  Burger King Holdings, Inc.                                                               3
        1,000  California Pizza Kitchen, Inc.  *                                                       16
        1,900  CEC Entertainment, Inc.  *                                                              58
          900  Chipotle Mexican Grill, Inc. "A"  *                                                     73
          800  CKE Restaurants, Inc.                                                                    8
        2,400  Cracker Barrel Old Country Store, Inc.                                                  78
        1,400  Denny's Corp.  *                                                                         4
          200  DineEquity, Inc.                                                                         6
          900  Dominos Pizza, Inc.  *                                                                   9
        4,200  Jack in the Box, Inc.  *                                                               103
          900  Krispy Kreme Doughnuts, Inc.  *                                                          4
          200  Landry's Restaurants, Inc.  *                                                            2
          400  Luby's, Inc.  *                                                                          2

================================================================================
                                                  Portfolio of Investments  |  6

================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          300  O'Charley's, Inc.                                                          $             2
          400  P.F. Chang's China Bistro, Inc.  *                                                      12
        1,200  Panera Bread Co. "A"  *                                                                 67
          600  Peet's Coffee & Tea, Inc.  *                                                            16
          300  Ruth's Hospitality Group, Inc.  *                                                        1
          100  Sonic Corp.  *                                                                           1
          100  Starbucks Corp.  *                                                                       2
       18,100  Steak n Shake Co.  *                                                                   209
          300  Texas Roadhouse, Inc. "A"  *                                                             3
          100  Tim Hortons, Inc.                                                                        2
        6,715  Wendy's/Arby's Group, Inc. "A"                                                          34
                                                                                          ---------------
                                                                                                      872
                                                                                          ---------------
               SPECIALIZED CONSUMER SERVICES (0.4%)
        2,800  Brinks Home Security Holdings, Inc.  *                                                  74
       21,600  H&R Block, Inc.                                                                        327
        4,300  Hillenbrand, Inc.                                                                       78
          500  Jackson Hewitt Tax Service, Inc.                                                         3
          300  Service Corp. International                                                              1
          300  Steiner Leisure Ltd.  *                                                                 10
          900  Weight Watchers International, Inc.                                                     22
                                                                                          ---------------
                                                                                                      515
                                                                                          ---------------
               SPECIALTY STORES (0.8%)
        8,000  Barnes & Noble, Inc.                                                                   209
          400  Big 5 Sporting Goods Corp.                                                               3
        8,000  Blockbuster, Inc. "A"  *                                                                 6
          600  Borders Group, Inc.  *                                                                   2
          100  Dick's Sporting Goods, Inc.  *                                                           2
        1,400  Haverty Furniture Companies, Inc.                                                       15
          100  Hibbett Sports, Inc.  *                                                                  2
          700  Jo-Ann Stores, Inc.  *                                                                  13
          400  Office Depot, Inc.  *                                                                    1
          100  OfficeMax, Inc.                                                                          1
          700  Pep Boys - Manny, Moe & Jack                                                             5
        3,300  PetSmart, Inc.                                                                          76
        1,500  Pier 1 Imports, Inc.  *                                                                  3
       36,700  Regis Corp.                                                                            702
        1,648  Sally Beauty Holdings, Inc.  *                                                          12
          300  Sonic Automotive, Inc. "A"                                                               2
          100  Staples, Inc.                                                                            2
        4,145  Tractor Supply Co.  *                                                                  167
          300  Zale Corp.  *                                                                            1
                                                                                          ---------------
                                                                                                    1,224
                                                                                          ---------------
               TEXTILES (0.0%)
          500  Unifi, Inc.  *                                                                           1
          500  Xerium Technologies, Inc.  *                                                            --
                                                                                          ---------------
                                                                                                        1
                                                                                          ---------------
               TIRES & RUBBER (0.0%)
        1,000  Cooper Tire & Rubber Co.                                                                 8
          343  Goodyear Tire & Rubber Co.  *                                                            4
                                                                                          ---------------
                                                                                                       12
                                                                                          ---------------
               Total Consumer Discretionary                                                        13,472
                                                                                          ---------------

               CONSUMER STAPLES (1.4%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.3%)
       10,400  Archer-Daniels-Midland Co.                                                             256
        1,600  Bunge Ltd.                                                                              77
          500  Central Garden & Pet Co.  *                                                              5
        3,600  Corn Products International, Inc.                                                       86
        1,400  Darling International, Inc.  *                                                           8
          600  Fresh Del Monte Produce, Inc.  *                                                         9

================================================================================
7  |  USAA First Start Growth Fund

================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          100  Griffin Land & Nurseries, Inc.                                             $             3
                                                                                          ---------------
                                                                                                      444
                                                                                          ---------------
               DRUG RETAIL (0.1%)
        1,600  CVS Caremark Corp.                                                                      51
        3,600  Rite Aid Corp.  *                                                                        3
                                                                                          ---------------
                                                                                                       54
                                                                                          ---------------
               FOOD DISTRIBUTORS (0.1%)
          200  Andersons, Inc.                                                                          3
          200  Nash Finch Co.                                                                           6
          900  Spartan Stores, Inc.                                                                    15
          100  Sysco Corp.                                                                              2
        3,500  United Natural Foods, Inc.  *                                                           80
                                                                                          ---------------
                                                                                                      106
                                                                                          ---------------
               FOOD RETAIL (0.3%)
        3,900  Casey's General Stores, Inc.                                                           104
          200  Ingles Markets, Inc. "A"                                                                 3
          100  Kroger Co.                                                                               2
        2,400  Ruddick Corp.                                                                           62
        2,900  SUPERVALU, Inc.                                                                         47
          300  Susser Holdings Corp.  *                                                                 4
          200  Village Super Market, Inc. "A"                                                           6
        2,610  Weis Markets, Inc.                                                                      97
          200  Whole Foods Market, Inc.                                                                 4
        5,300  Winn Dixie Stores, Inc.  *                                                              61
                                                                                          ---------------
                                                                                                      390
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (0.0%)
        1,200  Central Garden & Pet Co. "A"  *                                                         11
          100  Church & Dwight Co., Inc.                                                                5
          100  Energizer Holdings, Inc.  *                                                              6
          200  WD-40 Co.                                                                                5
                                                                                          ---------------
                                                                                                       27
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (0.0%)
          500  PriceSmart, Inc.                                                                         9
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.4%)
          100  American Dairy, Inc.  *                                                                  2
          400  B&G Foods, Inc. "A"                                                                      2
          200  Cal-Maine Foods, Inc.                                                                    5
          300  Calavo Growers, Inc.                                                                     4
          100  Campbell Soup Co.                                                                        3
        4,400  Dean Foods Co.  *                                                                       91
          300  Del Monte Foods Co.                                                                      2
        1,500  Diamond Foods, Inc.                                                                     39
        4,900  Flowers Foods, Inc.                                                                    113
        1,900  Green Mountain Coffee Roasters, Inc.  *                                                137
          200  Hain Celestial Group, Inc.  *                                                            3
          200  HQ Sustainable Maritime Industries, Inc.  *                                              2
          400  Imperial Sugar Co.                                                                       3
          600  J & J Snack Foods Corp.                                                                 23
          100  Kraft Foods, Inc. "A"                                                                    2
        1,200  Lance, Inc.                                                                             28
          167  Lifeway Foods, Inc.  *                                                                   2
          300  Omega Protein Corp.  *                                                                   1
        1,000  Ralcorp Holdings, Inc.  *                                                               57
          300  Reddy Ice Holdings, Inc.                                                                 1
        1,066  Smart Balance, Inc.  *                                                                   8
          100  Smithfield Foods, Inc.  *                                                                1
          200  Synutra International, Inc.  *                                                           2
        4,030  Tootsie Roll Industries, Inc.                                                           98
          100  Tyson Foods, Inc. "A"                                                                    1

================================================================================
                                                  Portfolio of Investments  |  8

================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          100  Zhongpin, Inc.  *                                                           $            1
                                                                                          ---------------
                                                                                                      631
                                                                                          ---------------
               PERSONAL PRODUCTS (0.1%)
        2,400  Alberto-Culver Co.                                                                      54
        1,000  American Oriental Bioengineering, Inc.  *                                                4
          100  Avon Products, Inc.                                                                      2
        3,000  Bare Escentuals, Inc.  *                                                                28
          200  China Sky One Medical, Inc.  *                                                           3
          486  Elizabeth Arden, Inc.  *                                                                 4
        4,000  Herbalife Ltd.                                                                          79
          300  Mannatech, Inc.                                                                          1
          100  NBTY, Inc.  *                                                                            3
          700  Nu Skin Enterprises, Inc. "A"                                                            9
          500  Prestige Brands Holdings, Inc.  *                                                        3
          200  Schiff Nutrition International, Inc.  *                                                  1
          100  USANA Health Sciences, Inc.  *                                                           3
                                                                                          ---------------
                                                                                                      194
                                                                                          ---------------
               SOFT DRINKS (0.1%)
        4,200  Dr. Pepper Snapple Group, Inc.  *                                                       87
          400  National Beverage Corp.  *                                                               4
        1,300  PepsiAmericas, Inc.                                                                     32
                                                                                          ---------------
                                                                                                      123
                                                                                          ---------------
               TOBACCO (0.0%)
          260  Schweitzer-Mauduit International, Inc.                                                   6
                                                                                          ---------------
               Total Consumer Staples                                                               1,984
                                                                                          ---------------

               ENERGY (4.1%)
               -------------
               COAL & CONSUMABLE FUELS (0.4%)
        4,200  Alpha Natural Resources, Inc.  *                                                        86
       14,200  Arch Coal, Inc.                                                                        198
        5,500  CONSOL Energy, Inc.                                                                    172
        5,900  Foundation Coal Holdings, Inc.                                                          96
          100  GreenHunter Energy, Inc.*                                                               --
        1,500  International Coal Group, Inc.  *                                                        3
        3,200  Massey Energy Co.                                                                       51
          600  National Coal Corp.  *                                                                   1
          100  Patriot Coal Corp.  *                                                                    1
          100  Peabody Energy Corp.                                                                     3
        1,700  Uranium Resources, Inc.  *                                                               2
        1,800  USEC, Inc.  *                                                                           11
          200  Westmoreland Coal Co.  *                                                                 2
                                                                                          ---------------
                                                                                                      626
                                                                                          ---------------
               INTEGRATED OIL & GAS (0.8%)
       18,943  Marathon Oil Corp.                                                                     563
       12,500  Murphy Oil Corp.                                                                       596
          100  Petro-Canada                                                                             3
          200  SandRidge Energy, Inc.  *                                                                2
                                                                                          ---------------
                                                                                                    1,164
                                                                                          ---------------
               OIL & GAS DRILLING (0.9%)
          600  Atwood Oceanics, Inc.  *                                                                13
          400  Bronco Drilling Co., Inc.  *                                                             2
          100  Diamond Offshore Drilling, Inc.                                                          7
       32,900  ENSCO International, Inc.                                                              930
          100  Hercules Offshore, Inc.  *                                                              --
        1,700  Parker Drilling Co.  *                                                                   5
          500  Patterson-UTI Energy, Inc.                                                               6
        1,200  Pioneer Drilling Co.  *                                                                  6
          600  Pride International, Inc.  *                                                            14
        5,800  Rowan Companies, Inc.                                                                   91

================================================================================
9  |  USAA First Start Growth Fund

================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
        2,800  Transocean Ltd.  *                                                          $          189
          100  Union Drilling, Inc.  *                                                                  1
          100  Unit Corp.  *                                                                            3
                                                                                          ---------------
                                                                                                    1,267
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.9%)
          300  Bolt Technology Corp.  *                                                                 3
          100  Bristow Group, Inc.  *                                                                   2
          700  Cal Dive International, Inc.  *                                                          5
          100  Cameron International Corp.  *                                                           3
        7,300  CARBO Ceramics, Inc.                                                                   224
          800  Complete Production Services, Inc.  *                                                    5
          200  Dawson Geophysical Co.  *                                                                4
       11,500  Dresser-Rand Group, Inc.  *                                                            283
          500  ENGlobal Corp.  *                                                                        3
          100  Global Industries Ltd.  *                                                                1
          200  Gulf Island Fabrication, Inc.                                                            3
          100  Halliburton Co.                                                                          2
        1,300  ION Geophysical Corp.  *                                                                 3
          200  Key Energy Services, Inc.  *                                                             1
        2,700  Lufkin Industries, Inc.                                                                 94
          500  Matrix Service Co.  *                                                                    5
          200  Mitcham Industries, Inc.  *                                                              1
        1,400  Newpark Resources, Inc.  *                                                               4
          100  Oceaneering International, Inc.  *                                                       4
          200  Oil States International, Inc.  *                                                        4
          100  OYO Geospace Corp.  *                                                                    2
          255  PHI, Inc.  *                                                                             3
        2,200  RPC, Inc.                                                                               23
        1,100  Seacor Holdings, Inc.  *                                                                72
          100  Smith International, Inc.                                                                3
        1,500  SulphCo, Inc.  *                                                                         1
        4,500  Superior Energy Services, Inc.  *                                                       86
          200  Superior Well Services, Inc.  *                                                          2
          100  TETRA Technologies, Inc.  *                                                              1
       10,200  Tidewater, Inc.                                                                        441
          200  Trico Marine Services, Inc.  *                                                           1
          100  Weatherford International Ltd.  *                                                        2
          600  Willbros Group, Inc.  *                                                                  7
                                                                                          ---------------
                                                                                                    1,298
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.9%)
        1,000  Abraxas Petroleum Corp.  *                                                               1
          100  Apache Corp.                                                                             7
        6,689  Apco Argentina, Inc.                                                                   128
          200  Approach Resources, Inc.  *                                                              1
        1,100  Arena Resources, Inc.  *                                                                32
          400  ATP Oil & Gas Corp.  *                                                                   3
          800  Berry Petroleum Co. "A"                                                                 13
       24,737  Bill Barrett Corp.  *                                                                  643
        1,700  BPZ Resources, Inc.  *                                                                   9
          400  Callon Petroleum Co.  *                                                                  1
          600  Cano Petroleum, Inc.  *                                                                 --
          100  Carrizo Oil & Gas, Inc.  *                                                               1
        2,300  Chesapeake Energy Corp.                                                                 45
          800  Cimarex Energy Co.                                                                      22
          200  Clayton Williams Energy, Inc.  *                                                         6
        4,900  Comstock Resources, Inc.  *                                                            169
          800  Concho Resources, Inc.  *                                                               22
          500  Contango Oil & Gas Co.  *                                                               19
          100  Continental Resources, Inc.  *                                                           2
          100  Denbury Resources, Inc.  *                                                               2
          200  Double Eagle Petroleum Co.  *                                                            1
          900  Encore Acquisition Co.  *                                                               26
          400  Energy Partners Ltd.  *                                                                 --
================================================================================
                                                 Portfolio of Investments  |  10
================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
        4,700  Energy XXI Bermuda Ltd.                                                     $            2
          100  EOG Resources, Inc.                                                                      6
        2,300  EXCO Resources, Inc.  *                                                                 27
          700  FX Energy, Inc.  *                                                                       3
        2,100  Gasco Energy, Inc.  *                                                                    1
        1,800  GeoGlobal Resources, Inc.  *                                                             3
          400  GeoMet, Inc.  *                                                                         --
          100  GeoResources, Inc.  *                                                                    1
          100  GMX Resources, Inc.  *                                                                   1
          200  Goodrich Petroleum Corp.  *                                                              5
        3,300  Gran Tierra Energy, Inc.  *                                                              8
          300  Gulfport Energy Corp.  *                                                                 1
          500  Harvest Natural Resources, Inc.  *                                                       3
          100  Helix Energy Solutions Group, Inc.  *                                                    1
          200  Houston American Energy Corp.                                                           --
          300  Mariner Energy, Inc.  *                                                                  3
        3,200  Meridian Resource Corp.  *                                                               1
          400  Northern Oil and Gas, Inc.  *                                                            2
        5,900  Oilsands Quest, Inc.  *                                                                  4
        1,500  Pacific Ethanol, Inc.  *                                                                 1
          100  Panhandle Oil & Gas, Inc. "A"                                                            2
          481  Parallel Petroleum Corp.  *                                                              1
          700  PetroQuest Energy, Inc.  *                                                               2
          100  Pioneer Natural Resources Co.                                                            2
          600  Quest Resource Corp.  *                                                                 --
          100  Quicksilver Resources, Inc.  *                                                           1
        1,100  RAM Energy Resources, Inc.  *                                                            1
          200  Rex Energy Corp.  *                                                                      1
          800  Rosetta Resources, Inc.  *                                                               6
          500  Stone Energy Corp.  *                                                                    2
          300  Toreador Resources Corp.                                                                 1
          700  TXCO Resources, Inc.  *                                                                 --
          956  VAALCO Energy, Inc.  *                                                                   5
          400  Venoco, Inc.  *                                                                          2
          200  W&T Offshore, Inc.                                                                       2
          100  Whiting Petroleum Corp.  *                                                               3
          100  XTO Energy, Inc.                                                                         3
                                                                                          ---------------
                                                                                                    1,260
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.1%)
          200  Alon USA Energy, Inc.                                                                    2
          700  Aventine Renewable Energy Holdings, Inc.  *                                             --
          400  Clean Energy Fuels Corp.  *                                                              3
          200  Delek US Holdings, Inc.                                                                  2
          200  Frontier Oil Corp.                                                                       2
          600  Holly Corp.                                                                             13
          200  Magellan Midstream Partners, LP                                                          7
          100  Sunoco, Inc.                                                                             3
        7,600  Tesoro Corp.                                                                           116
        2,800  Valero Energy Corp.                                                                     56
        3,500  VeraSun Energy Corp.  *                                                                 --
        1,800  Verenium Corp.  *                                                                        1
          200  Western Refining, Inc.  *                                                                2
                                                                                          ---------------
                                                                                                      207
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.1%)
          900  Cheniere Energy, Inc.  *                                                                 4
          500  Crosstex Energy, Inc.                                                                    1
          700  DHT Maritime, Inc.                                                                       3
          100  El Paso Corp.                                                                            1
          804  General Maritime Corp.                                                                   8
          600  Golar LNG Ltd.                                                                           3
        1,700  Knightsbridge Tankers Ltd.                                                              22
        3,300  Overseas Shipholding Group, Inc.                                                        95
          600  Ship Finance International Ltd.                                                          5

================================================================================
11  |  USAA First Start Growth Fund

================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          100  Teekay Tankers Ltd. "A"                                                     $            1
          100  TransCanada Corp.                                                                        3
          600  Williams Companies, Inc.                                                                 8
                                                                                          ---------------
                                                                                                      154
                                                                                          ---------------
               Total Energy                                                                         5,976
                                                                                          ---------------

               FINANCIALS (11.5%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
          700  Allied Capital Corp.                                                                     2
          300  American Capital Ltd.                                                                    1
        7,600  Ameriprise Financial, Inc.                                                             200
       20,000  Apollo Investment Corp.                                                                 96
        1,565  Ares Capital Corp.                                                                       9
          200  BlackRock Kelso Capital Corp.                                                            1
          100  BlackRock, Inc. "A"                                                                     15
          400  Calamos Asset Management, Inc. "A"                                                       5
          100  Capital Southwest Corp.                                                                  8
          241  Cohen & Steers, Inc.                                                                     4
        1,500  Eaton Vance Corp.                                                                       41
          200  Epoch Holding Corp.                                                                      1
       14,600  Federated Investors, Inc. "B"                                                          334
          100  GAMCO Investors, Inc. "A"                                                                5
          400  Gladstone Capital Corp.                                                                  3
          400  Gladstone Investment Corp.                                                               1
          400  Harris & Harris Group, Inc.  *                                                           2
          666  Hercules Technology Growth Capital, Inc.                                                 4
        9,200  Invesco Ltd. ADR                                                                       135
        5,300  Janus Capital Group, Inc.                                                               53
          200  Kohlberg Capital Corp.                                                                   1
        1,700  MCG Capital Corp.                                                                        3
          400  MVC Capital, Inc.                                                                        3
          400  NGP Capital Resources Co.                                                                3
          300  Patriot Capital Funding, Inc.                                                            1
          400  PennantPark Investment Corp.                                                             2
          600  Prospect Capital Corp.                                                                   5
          100  Pzena Investment Management, Inc. "A"                                                   --
          200  SEI Investments Co.                                                                      3
        6,243  State Street Corp.                                                                     213
            4  Teton Advisors, Inc., acquired 3/24/09; cost $0 (a) (b)                                 --
          100  U.S. Global Investors, Inc. "A"                                                          1
          105  Virtus Investments Partners, Inc.  *                                                     1
        4,600  Waddell & Reed Financial, Inc. "A"                                                     103
          200  Westwood Holdings Group, Inc.                                                            8
                                                                                          ---------------
                                                                                                    1,267
                                                                                          ---------------
               CONSUMER FINANCE (0.0%)
          700  Advance America, Cash Advance Centers, Inc.                                              3
          100  American Express Co.                                                                     2
          200  AmeriCredit Corp.  *                                                                     2
          180  Capital One Financial Corp.                                                              3
          100  CompuCredit Corp.  *                                                                    --
          100  Discover Financial Services                                                              1
        1,104  First Marblehead Corp.  *                                                                2
        1,000  SLM Corp.  *                                                                             5
          700  World Acceptance Corp.  *                                                               21
                                                                                          ---------------
                                                                                                       39
                                                                                          ---------------
               DIVERSIFIED BANKS (0.0%)
        1,700  Columbia Banking System, Inc.                                                           17
          100  F.N.B. Corp.                                                                             1
                                                                                          ---------------
                                                                                                       18
                                                                                          ---------------
               DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
          200  CB Richard Ellis Group, Inc. "A"  *                                                      2

================================================================================
                                                 Portfolio of Investments  |  12

================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
        1,000  Comfort Systems USA, Inc.                                                  $            11
          100  Consolidated-Tomoka Land Co.                                                             3
          400  FX Real Estate and Entertainment, Inc.  *                                               --
          298  G & K Services, Inc. "A"                                                                 7
          600  Grubb & Ellis Co.                                                                        1
        1,800  Jones Lang LaSalle, Inc.                                                                58
        1,000  McGrath RentCorp                                                                        21
        1,900  Meruelo Maddux Properties, Inc.  *                                                      --
          100  St. Joe Co.  *                                                                           2
          200  Tejon Ranch Co.  *                                                                       5
          400  Thomas Properties Group, Inc.                                                            1
                                                                                          ---------------
                                                                                                      111
                                                                                          ---------------
               INSURANCE BROKERS (0.3%)
        1,700  Aon Corp.                                                                               72
        6,300  Arthur J. Gallagher & Co.                                                              142
        8,600  Brown & Brown, Inc.                                                                    167
          400  eHealth, Inc.  *                                                                         8
          150  Life Partners Holdings, Inc.                                                             3
          100  Marsh & McLennan Companies, Inc.                                                         2
          200  National Financial Partners Corp.                                                        1
                                                                                          ---------------
                                                                                                      395
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.9%)
          400  Broadpoint Securities Group, Inc.  *                                                     2
          100  Charles Schwab Corp.                                                                     2
          600  E*TRADE Financial Corp.  *                                                               1
          100  Evercore Partners, Inc. "A"                                                              2
          400  FBR Capital Markets Corp.  *                                                             2
          100  FCStone Group, Inc.  *                                                                  --
        1,000  GFI Group, Inc.                                                                          4
        1,300  Greenhill & Co., Inc.                                                                  101
          100  International Assets Holding Corp.  *                                                    1
       20,200  Investment Technology Group, Inc.  *                                                   460
        4,100  Jefferies Group, Inc.                                                                   80
        3,865  KBW, Inc.  *                                                                            94
        6,800  Knight Capital Group, Inc. "A"  *                                                      105
          800  LaBranche & Co., Inc.  *                                                                 3
          200  Lazard Ltd. "A"                                                                          6
        1,400  MarketAxess Holdings, Inc.  *                                                           13
          200  MF Global Ltd.  *                                                                        1
        5,806  Morgan Stanley                                                                         137
        1,900  optionsXpress Holdings, Inc.                                                            31
          300  Penson Worldwide, Inc.  *                                                                3
          100  Piper Jaffray Co., Inc.  *                                                               4
        4,800  Raymond James Financial, Inc.                                                           75
          300  Sanders Morris Harris Group, Inc.                                                        1
          700  Stifel Financial Corp.  *                                                               35
        6,000  SWS Group, Inc.                                                                         77
          600  TD Ameritrade Holding Corp.  *                                                          10
          300  Thomas Weisel Partners Group, Inc.  *                                                    1
          600  TradeStation Group, Inc.  *                                                              5
                                                                                          ---------------
                                                                                                    1,256
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.9%)
        7,000  AFLAC, Inc.                                                                            202
          900  American Equity Investment Life Insurance Co.                                            5
          661  Citizens, Inc.  *                                                                        5
          200  Conseco, Inc.  *                                                                        --
          600  Delphi Financial Group, Inc. "A"                                                        10
          200  FBL Financial Group, Inc. "A"                                                            1
          100  Independence Holding Co.                                                                 1
          500  Lincoln National Corp.                                                                   6
          100  MetLife, Inc.                                                                            3
          100  National Western Life Insurance Co. "A"                                                 11

================================================================================
13  |  USAA First Start Growth Fund

================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
        1,200  Phoenix Companies, Inc.                                                    $             2
          400  Presidential Life Corp.                                                                  4
          100  Principal Financial Group, Inc.                                                          2
          100  Protective Life Corp.                                                                    1
          400  Prudential Financial, Inc.                                                              12
       13,800  StanCorp Financial Group, Inc.                                                         378
       11,300  Torchmark Corp.                                                                        331
       20,800  Unum Group                                                                             340
                                                                                          ---------------
                                                                                                    1,314
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.4%)
        3,800  American Financial Group, Inc.                                                          67
        5,056  American International Group, Inc.                                                       7
        3,600  Assurant, Inc.                                                                          88
          500  Genworth Financial, Inc. "A"                                                             1
          100  Hartford Financial Services Group, Inc.                                                  1
        3,200  HCC Insurance Holdings, Inc.                                                            77
       41,800  Horace Mann Educators Corp.                                                            367
          500  Loews Corp.                                                                             12
          100  Unitrin, Inc.                                                                            2
                                                                                          ---------------
                                                                                                      622
                                                                                          ---------------
               MULTI-SECTOR HOLDINGS (0.0%)
          400  Ampal-American Israel Corp. "A"  *                                                       1
        1,000  Compass Diversified Holdings                                                             9
          200  Leucadia National Corp.  *                                                               4
          700  PICO Holdings, Inc.  *                                                                  21
                                                                                          ---------------
                                                                                                       35
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.0%)
          510  Bank of America Corp.                                                                    5
        6,400  Citigroup, Inc.                                                                         19
          300  Medallion Financial Corp.                                                                2
          700  Net 1 U.E.P.S Technologies, Inc.  *                                                     12
          400  RiskMetrics Group, Inc.  *                                                               7
                                                                                          ---------------
                                                                                                       45
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (2.0%)
        9,400  ACE Ltd.                                                                               435
        2,100  Allied World Assurance Co. Holdings Ltd.                                                78
        6,100  Allstate Corp.                                                                         142
       61,300  Ambac Financial Group, Inc.                                                             56
          127  American Physicians Capital, Inc.                                                        5
          200  American Safety Insurance Holdings Ltd.  *                                               2
          300  Amerisafe, Inc.  *                                                                       5
          200  AmTrust Financial Services, Inc.                                                         2
        3,364  Argo Group International Holdings Ltd.  *                                               94
        5,200  Aspen Insurance Holdings Ltd.                                                          123
          100  Assured Guaranty Ltd.                                                                    1
        2,800  Axis Capital Holdings Ltd.                                                              69
        1,000  Baldwin & Lyons, Inc. "B"                                                               20
        2,300  Chubb Corp.                                                                             90
        7,700  CNA Financial Corp.                                                                     92
          300  CNA Surety Corp.  *                                                                      6
          500  Donegal Group, Inc. "A"                                                                  7
          100  EMC Insurance Group, Inc.                                                                2
       11,118  Employers Holdings, Inc.                                                                93
          100  Fidelity National Financial, Inc. "A"                                                    2
          300  First Acceptance Corp.  *                                                                1
        3,800  First American Corp.                                                                   107
          300  First Mercury Financial Corp.  *                                                         4
          300  FPIC Insurance Group, Inc.  *                                                            9
          178  Hallmark Financial Services, Inc.  *                                                     1
        2,500  Hanover Insurance Group, Inc.                                                           75
        3,300  Harleysville Group, Inc.                                                                95

================================================================================
                                                 Portfolio of Investments  |  14

================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          400  Infinity Property & Casualty Corp.                                         $            14
          200  MBIA, Inc.  *                                                                            1
          900  Meadowbrook Insurance Group, Inc.                                                        5
          100  Mercury General Corp.                                                                    3
          200  National Interstate Corp.                                                                3
        2,100  Navigators Group, Inc.  *                                                               95
          100  NYMAGIC, Inc.                                                                            1
          100  OneBeacon Insurance Group Ltd. "A"                                                       1
          500  PMA Capital Corp. "A"  *                                                                 2
        2,300  ProAssurance Corp.  *                                                                  101
          200  Progressive Corp.  *                                                                     3
          339  Safety Insurance Group, Inc.                                                            11
          408  SeaBright Insurance Holdings, Inc.  *                                                    4
        7,700  Selective Insurance Group, Inc.                                                        114
        3,543  State Auto Financial Corp.                                                              57
          100  Stewart Information Services Corp.                                                       2
          611  Tower Group, Inc.                                                                       17
       18,900  Travelers Companies, Inc.                                                              778
          300  United American Indemnity Ltd. "A"  *                                                    1
          300  United Fire & Casualty Co.                                                               6
          247  Wesco Financial Corp.                                                                   74
          400  White Mountains Insurance Group Ltd.                                                    77
          185  XL Capital Ltd. "A"                                                                      2
                                                                                          ---------------
                                                                                                    2,988
                                                                                          ---------------
               REGIONAL BANKS (3.0%)
          200  AMCORE Financial, Inc.                                                                  --
          300  Ameris Bancorp                                                                           2
          200  Ames National Corp.                                                                      4
          200  Arrow Financial Corp.                                                                    5
          300  BancFirst Corp.                                                                         13
        3,400  BancorpSouth, Inc.                                                                      79
          345  BancTrust Financial Group, Inc.                                                          2
       11,800  Bank of Hawaii Corp.                                                                   415
          500  Bank of the Ozarks, Inc.                                                                12
          200  Banner Corp.                                                                             1
          600  BB&T Corp.                                                                              14
          900  Boston Private Financial Holdings, Inc.                                                  4
          300  Bryn Mawr Bank Corp.                                                                     6
          100  Camden National Corp.                                                                    3
          237  Capital City Bank Group, Inc.                                                            4
          100  Capitol Bancorp Ltd.                                                                    --
          400  Cardinal Financial Corp.                                                                 3
          300  Cascade Bancorp, Inc.                                                                   --
        8,100  Cathay General Bancorp                                                                  91
          225  CenterState Banks of Florida, Inc.                                                       3
          500  Central Pacific Financial Corp.                                                          3
        1,000  Chemical Financial Corp.                                                                21
          175  Citizens & Northern Corp.                                                                3
        1,200  Citizens Republic Bankcorp, Inc.  *                                                      2
          700  City Holding Co.                                                                        21
          300  Cobiz Financial, Inc.                                                                    2
        2,600  Colonial BancGroup, Inc.                                                                 2
        5,800  Community Bank System, Inc.                                                             95
          300  Community Trust Bancorp, Inc.                                                            9
        1,800  Cullen/Frost Bankers, Inc.                                                              85
       15,100  CVB Financial Corp.                                                                     91
       19,600  East West Bancorp, Inc.                                                                134
          200  Enterprise Financial Services Corp.                                                      2
          200  Farmers Capital Bank Corp.                                                               4
          600  Fifth Third Bancorp                                                                      2
          200  Financial Institutions, Inc.                                                             3
          246  First Advantage Corp. "A"  *                                                             4
          256  First Bancorp                                                                            3
       17,800  First BanCorp                                                                           98

================================================================================
15  |  USAA First Start Growth Fund

================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          300  First Bancorp, Inc.                                                        $             5
          189  First Citizens BancShares, Inc. "A"                                                     23
       23,600  First Commonwealth Financial Corp.                                                     205
          155  First Community Bancshares, Inc.                                                         2
          700  First Financial Bancorp                                                                  8
        1,000  First Financial Bankshares, Inc.                                                        49
          500  First Financial Corp.                                                                   19
          235  First Horizon National Corp.                                                             3
          381  First Merchants Corp.                                                                    5
        2,500  First Midwest Bancorp, Inc.                                                             22
          200  First South Bancorp, Inc.                                                                2
        5,900  Firstmerit Corp.                                                                       114
          400  Frontier Financial Corp.                                                                 1
        1,200  Glacier Bancorp, Inc.                                                                   18
          204  Greene Bankshares, Inc.                                                                  2
          400  Hancock Holding Co.                                                                     15
          600  Hanmi Financial Corp.                                                                    1
          702  Harleysville National Corp.                                                              6
          273  Heartland Financial USA, Inc.                                                            4
          200  Heritage Commerce Corp.                                                                  2
          516  Home BancShares, Inc.                                                                   11
       25,100  Huntington Bancshares, Inc.                                                             70
          200  IBERIABANK Corp.                                                                         9
          400  Independent Bank Corp.                                                                   8
          300  Integra Bank Corp.                                                                       1
        8,300  International Bancshares Corp.                                                         112
          800  Lakeland Bancorp, Inc.                                                                   7
          500  Lakeland Financial Corp.                                                                 9
        1,500  M&T Bank Corp.                                                                          79
          800  MainSource Financial Group, Inc.                                                         7
          100  Marshall & Ilsley Corp.                                                                  1
          700  MB Financial, Inc.                                                                      10
          500  Midwest Banc Holdings, Inc.                                                              1
          400  Nara Bancorp, Inc.                                                                       1
        4,200  National Penn Bancshares, Inc.                                                          34
        2,000  NBT Bancorp, Inc.                                                                       47
          400  Northfield Bancorp, Inc.                                                                 5
       21,500  Old National Bancorp                                                                   293
          300  Old Second Bancorp, Inc.                                                                 2
        2,400  Pacific Capital Bancorp                                                                 17
          400  Pacific Continental Corp.                                                                5
        1,667  Park National Corp.                                                                    112
          200  Pennsylvania Commerce Bancorp, Inc.  *                                                   4
          250  Peoples Bancorp, Inc.                                                                    4
          400  Pinnacle Financial Partners, Inc.  *                                                     7
        2,448  PNC Financial Services Group, Inc.                                                      97
          300  Popular, Inc.                                                                            1
          315  PremierWest Bancorp                                                                      1
        4,700  PrivateBancorp, Inc.                                                                    95
        3,500  Prosperity Bancshares, Inc.                                                             97
          100  Provident Bankshares Corp.                                                               1
        8,800  Provident Financial Services, Inc.                                                      94
       16,400  Regions Financial Corp.                                                                 74
        1,000  Renasant Corp.                                                                          14
          200  Republic Bancorp, Inc. "A"                                                               4
        4,800  S&T Bancorp, Inc.                                                                       86
          600  S.Y. Bancorp, Inc.                                                                      15
          700  Sandy Spring Bancorp, Inc.                                                              11
          200  Santander BanCorp                                                                        1
          400  SCBT Financial Corp.                                                                     9
          300  Seacoast Banking Corp.                                                                   1
          143  Shore Bancshares, Inc.                                                                   3
          150  Sierra Bancorp                                                                           2
        1,000  Signature Bank  *                                                                       27
          600  Simmons First National Corp. "A"                                                        16

================================================================================
                                                 Portfolio of Investments  |  16

================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          167  Smithtown Bancorp, Inc.                                                    $             2
          600  South Financial Group, Inc.                                                              1
          525  Southside Bancshares, Inc.                                                              11
          300  Southwest Bancorp, Inc.                                                                  2
          300  State Bancorp, Inc.                                                                      2
          100  StellarOne Corp.                                                                         1
          700  Sterling Bancorp                                                                         8
        1,200  Sterling Bancshares, Inc.                                                                8
          200  Sterling Financial Corp.                                                                 1
          400  Suffolk Bancorp                                                                         10
          315  Sun Bancorp, Inc.  *                                                                     2
        2,200  SunTrust Banks, Inc.                                                                    32
          100  Susquehanna Bancshares, Inc.                                                             1
          200  SVB Financial Group  *                                                                   4
       22,800  Synovus Financial Corp.                                                                 74
          900  Texas Capital Bancshares, Inc.  *                                                       13
          100  Tompkins Financial Corp.                                                                 4
          400  TowneBank                                                                                7
          600  TriCo Bancshares                                                                        10
        6,400  TrustCo Bank Corp. NY                                                                   38
        3,800  Trustmark Corp.                                                                         83
        1,900  UCBH Holdings, Inc.                                                                      2
        2,200  UMB Financial Corp.                                                                    101
        9,300  Umpqua Holdings Corp.                                                                   89
          500  Union Bankshares Corp.                                                                   9
        4,200  United Bankshares, Inc.                                                                109
          619  United Community Banks, Inc.                                                             4
          168  United Security Bancshares, Inc.                                                         1
          400  Univest Corp.                                                                            8
        5,500  Valley National Bancorp                                                                 80
          300  Washington Trust Bancorp, Inc.                                                           5
       15,200  Webster Financial Corp.                                                                 79
          400  WesBanco, Inc.                                                                           8
          800  West Bancorp., Inc.                                                                      7
          200  West Coast Bancorp                                                                       1
        2,100  Westamerica Bancorp                                                                    113
          410  Western Alliance Bancorp.  *                                                             3
        6,000  Whitney Holding Corp.                                                                   72
        6,900  Wilmington Trust Corp.                                                                 100
          300  Wilshire Bancorp, Inc.                                                                   1
          208  Yadkin Valley Financial Corp.                                                            2
          200  Zions Bancorp                                                                            2
                                                                                          ---------------
                                                                                                    4,366
                                                                                          ---------------
               REINSURANCE (0.6%)
        1,900  Arch Capital Group Ltd.  *                                                             110
        6,200  Endurance Specialty Holdings Ltd.                                                      162
          200  Enstar Group Ltd.  *                                                                    14
          100  Everest Reinsurance Group Ltd.                                                           7
        5,100  Flagstone Reinsurance Holdings Ltd.                                                     47
        1,000  Greenlight Capital Re Ltd. "A"  *                                                       15
        4,000  IPC Holdings Ltd.                                                                      104
          800  Maiden Holdings Ltd.                                                                     4
        2,000  Max Capital Group Ltd.                                                                  33
        2,400  Odyssey Re Holdings Corp.                                                               92
          100  PartnerRe Ltd.                                                                           7
        3,600  Platinum Underwriters Holdings Ltd.                                                    104
        2,500  RenaissanceRe Holdings Ltd.                                                            122
        4,600  Validus Holdings Ltd.                                                                  103
                                                                                          ---------------
                                                                                                      924
                                                                                          ---------------
               REITS - DIVERSIFIED (0.1%)
          300  CapLease, Inc.                                                                           1
          800  Colonial Properties Trust                                                                6
          700  Cousins Properties, Inc.                                                                 6

================================================================================
17  |  USAA First Start Growth Fund

================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          900  Investors Real Estate Trust                                                $             8
        3,300  Liberty Property Trust, Inc.                                                            80
          109  One Liberty Properties, Inc.                                                             1
        2,100  PS Business Parks, Inc.                                                                 92
          203  Vornado Realty Trust                                                                    10
          900  Washington REIT                                                                         19
                                                                                          ---------------
                                                                                                      223
                                                                                          ---------------
               REITS - INDUSTRIAL (0.1%)
          200  AMB Property Corp.                                                                       4
        2,700  DCT Industrial Trust, Inc.                                                              12
          200  DuPont Fabros Technology, Inc.                                                           2
        2,900  EastGroup Properties, Inc.                                                              97
          400  First Industrial Realty Trust, Inc.                                                      1
          500  First Potomac Realty Trust                                                               5
          300  Monmouth Real Estate Investment Corp. "A"                                                2
          300  ProLogis                                                                                 3
                                                                                          ---------------
                                                                                                      126
                                                                                          ---------------
               REITS - MORTGAGE (0.1%)
          100  American Capital Agency Corp.                                                            2
          700  Annaly Capital Management, Inc.                                                         10
        1,600  Anworth Mortgage Asset Corp.                                                            10
          300  Capital Trust, Inc. "A"                                                                  1
          200  CapitalSource, Inc.                                                                      1
        1,000  Capstead Mortgage Corp.                                                                 11
          200  Care Investment Trust, Inc.                                                              1
        2,200  Chimera Investment Corp.                                                                 8
          200  Douglas Emmett, Inc.                                                                     2
          700  Gramercy Capital Corp.                                                                   2
          300  Hatteras Financial Corp.                                                                 7
          200  iStar Financial, Inc.                                                                    1
        3,600  MFA Mortgage Investments, Inc.                                                          21
          500  Newcastle Investment Corp.                                                              --
          800  RAIT Financial Trust                                                                     1
        1,000  Redwood Trust, Inc.                                                                     16
          300  Resource Capital Corp.                                                                   1
           36  Walter Investment Management Corp.  *                                                   --
                                                                                          ---------------
                                                                                                       95
                                                                                          ---------------
               REITS - OFFICE (0.2%)
          100  Alexandria Real Estate Equities, Inc.                                                    4
        1,300  BioMed Realty Trust, Inc.                                                               15
          200  Boston Properties, Inc.                                                                 10
          100  Brandywine Realty Trust                                                                  1
          700  Corporate Office Properties Trust                                                       21
          100  Digital Realty Trust, Inc.                                                               3
          200  Duke Realty Corp.                                                                        2
        8,100  Franklin Street Properties Corp.                                                       108
        1,000  Highwoods Properties, Inc.                                                              24
          300  HRPT Properties Trust                                                                    1
          100  Kilroy Realty Corp.                                                                      2
        1,368  Lexington Realty Trust                                                                   5
        3,100  Mack-Cali Realty Corp.                                                                  83
          600  Maguire Properties, Inc.  *                                                              1
          400  Mission West Properties, Inc.                                                            3
          300  Parkway Properties, Inc.                                                                 4
          100  SL Green Realty Corp.                                                                    2
                                                                                          ---------------
                                                                                                      289
                                                                                          ---------------
               REITS - RESIDENTIAL (0.1%)
          700  American Campus Communities, Inc.                                                       15
          163  Apartment Investment & Management Co. "A"                                                1
          300  Associated Estates Realty Corp.                                                          2
          106  AvalonBay Communities, Inc.                                                              6

================================================================================
                                                 Portfolio of Investments  |  18

================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          100  BRE Properties, Inc.                                                       $             2
          100  Camden Property Trust                                                                    3
          500  Education Realty Trust, Inc.                                                             2
          400  Equity LifeStyle Properties, Inc.                                                       16
          400  Equity Residential Properties Trust                                                      9
          100  Essex Property Trust, Inc.                                                               6
          500  Home Properties, Inc.                                                                   18
          500  Mid-America Apartment Communities, Inc.                                                 19
          700  Post Properties, Inc.                                                                    9
          300  Sun Communities, Inc.                                                                    4
          248  UDR, Inc.                                                                                3
                                                                                          ---------------
                                                                                                      115
                                                                                          ---------------
               REITS - RETAIL (0.4%)
          523  Acadia Realty Trust                                                                      8
          200  Agree Realty Corp.                                                                       3
          100  Alexander's, Inc.                                                                       22
          119  CBL & Associates Properties, Inc.                                                        1
          106  Developers Diversified Realty Corp.                                                     --
        6,400  Equity One, Inc.                                                                        95
          100  Federal Realty Investment Trust                                                          6
          351  Getty Realty Corp.                                                                       7
          500  Glimcher Realty Trust                                                                    1
       10,500  Inland Real Estate Corp.                                                                92
        7,300  Kimco Realty Corp.                                                                      88
          400  Kite Realty Group Trust                                                                  1
          100  Macerich Co.                                                                             2
        5,800  National Retail Properties, Inc.                                                       103
          600  Pennsylvania REIT                                                                        5
          300  Ramco-Gershenson Properties Trust                                                        3
        5,300  Realty Income Corp.                                                                    118
          100  Regency Centers Corp.                                                                    4
          200  Saul Centers, Inc.                                                                       6
          307  Simon Property Group, Inc.                                                              16
          500  Tanger Factory Outlet Centers, Inc.                                                     17
          100  Taubman Centers, Inc.                                                                    2
          400  Urstadt Biddle Properties, Inc. "A"                                                      6
          100  Weingarten Realty Investors                                                              2
                                                                                          ---------------
                                                                                                      608
                                                                                          ---------------
               REITS - SPECIALIZED (0.5%)
        1,000  Ashford Hospitality Trust, Inc.                                                          3
          200  Cogdell Spencer, Inc.                                                                    1
        1,500  DiamondRock Hospitality Co.                                                             10
        4,400  Entertainment Properties Trust                                                         102
        1,400  Extra Space Storage, Inc.                                                               10
        1,200  FelCor Lodging Trust, Inc.                                                               2
          300  HCP, Inc.                                                                                7
          200  Health Care REIT, Inc.                                                                   7
        6,600  Healthcare Realty Trust, Inc.                                                          111
        2,000  Hersha Hospitality Trust                                                                 7
        6,700  Hospitality Properties Trust                                                            82
          600  Host Hotels & Resorts, Inc.                                                              5
          700  LaSalle Hotel Properties                                                                 8
          400  LTC Properties, Inc.                                                                     7
        1,300  Medical Properties Trust, Inc.                                                           7
          400  National Health Investors, Inc.                                                         11
          200  Nationwide Health Properties, Inc.                                                       5
        1,300  OMEGA Healthcare Investors, Inc.                                                        21
          200  Plum Creek Timber Co., Inc.                                                              7
        3,600  Potlatch Corp.                                                                         106
          200  Public Storage                                                                          13
        2,100  Rayonier, Inc.                                                                          81
        7,200  Senior Housing Properties Trust                                                        118
          400  Sovran Self Storage, Inc.                                                                9
================================================================================
19  |  USAA First Start Growth Fund
================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          500  Strategic Hotel Capital, Inc.                                              $            --
          504  Sunstone Hotel Investors, Inc.                                                           3
          400  U-Store-It Trust                                                                         1
          200  Universal Health Realty Income Trust                                                     6
          200  Ventas, Inc.                                                                             6
                                                                                          ---------------
                                                                                                      756
                                                                                          ---------------
               SPECIALIZED FINANCE (0.2%)
          200  Asset Acceptance Capital Corp.  *                                                        2
          400  CIT Group, Inc.                                                                          1
        6,732  Interactive Brokers Group, Inc. "A"  *                                                  99
        4,900  MSCI, Inc. "A"  *                                                                      103
          200  NASDAQ OMX Group, Inc.  *                                                                4
          374  Newstar Financial, Inc.  *                                                               1
        4,400  PHH Corp.  *                                                                            74
          300  Portfolio Recovery Associates, Inc.  *                                                  10
                                                                                          ---------------
                                                                                                      294
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.7%)
        1,000  Abington Bancorp, Inc.                                                                   9
        1,600  Astoria Financial Corp.                                                                 13
          800  Bank Mutual Corp.                                                                        8
          800  BankFinancial Corp.                                                                      9
        1,500  Beneficial Mutual Bancorp, Inc.  *                                                      15
          400  Berkshire Hills Bancorp, Inc.                                                            9
          900  Brookline Bancorp, Inc.                                                                  9
          100  Brooklyn Federal Bancorp, Inc.                                                           1
        1,400  Centerline Holding Co.                                                                  --
          100  City Bank                                                                               --
          300  Clifton Savings Bancorp, Inc.                                                            3
          300  Danvers Bancorp, Inc.                                                                    4
          400  Dime Community Bancorp, Inc.                                                             3
          100  Doral Financial Corp.  *                                                                --
          600  Downey Financial Corp.                                                                  --
          200  Encore Bancshares, Inc.  *                                                               2
          700  Essa Bancorp, Inc.                                                                      10
        4,900  Fannie Mae                                                                               4
          200  Farmer Mac "C"                                                                           1
          400  First Busey Corp.                                                                        3
          500  First Financial Holdings, Inc.                                                           5
          400  First Financial Northwest, Inc.                                                          3
        8,200  First Niagara Financial Group, Inc.                                                    111
          300  First Place Financial Corp.                                                              2
          200  FirstFed Financial Corp.  *                                                             --
        2,300  Flagstar Bancorp, Inc.  *                                                                3
          400  Flushing Financial Corp.                                                                 4
          100  Fox Chase Bancorp, Inc.  *                                                               1
        3,000  Freddie Mac                                                                              2
          100  Home Federal Bancorp, Inc.                                                               1
          400  Hudson City Bancorp, Inc.                                                                5
       21,800  IndyMac Bancorp, Inc.  *                                                                 1
        5,600  Kearny Financial Corp.                                                                  62
          200  Meridian Interstate Bancorp, Inc.  *                                                     2
          100  MGIC Investment Corp.                                                                   --
          100  NASB Financial, Inc.                                                                     2
        1,900  New York Community Bancorp, Inc.                                                        21
       10,900  NewAlliance Bancshares, Inc.                                                           141
        1,700  Northwest Bancorp, Inc.                                                                 30
          400  OceanFirst Financial Corp.                                                               5
       43,300  Ocwen Financial Corp.  *                                                               482
        1,400  PMI Group, Inc.                                                                          1
          631  Provident New York Bancorp                                                               5
          900  Radian Group, Inc.                                                                       2
          400  Rockville Financial, Inc.                                                                4
          400  Roma Financial Corp.                                                                     5

================================================================================
                                                 Portfolio of Investments  |  20

================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          516  United Community Financial Corp.                                           $             1
          700  United Financial Bancorp, Inc.                                                           9
          500  ViewPoint Financial Group                                                                8
        5,700  Washington Mutual, Inc.                                                                  1
          500  Westfield Financial, Inc.                                                                5
          100  WSFS Financial Corp.                                                                     3
                                                                                          ---------------
                                                                                                    1,030
                                                                                          ---------------
               Total Financials                                                                    16,916
                                                                                          ---------------

               HEALTH CARE (7.1%)
               ------------------
               BIOTECHNOLOGY (0.8%)
          800  Acadia Pharmaceuticals, Inc.  *                                                          1
          300  Acorda Therapeutics, Inc.  *                                                             6
        1,300  Alexion Pharmaceuticals, Inc.  *                                                        43
        8,600  Alkermes, Inc.  *                                                                       66
        1,200  Allos Therapeutics, Inc.  *                                                              7
          645  Alnylam Pharmaceuticals, Inc.  *                                                        12
          100  Amicus Therapeutics, Inc.  *                                                             1
        1,200  Arena Pharmaceuticals, Inc.  *                                                           3
        1,200  ARIAD Pharmaceuticals, Inc.  *                                                           2
          700  ArQule, Inc.  *                                                                          3
          800  Array BioPharma, Inc.  *                                                                 2
          100  Biogen Idec, Inc.  *                                                                     5
          700  BioMarin Pharmaceutical, Inc.  *                                                         9
        1,500  Celera Corp.  *                                                                         12
        4,800  Cell Genesys, Inc.  *                                                                    3
          300  Celldex Therapeutics, Inc.  *                                                            3
          100  Cephalon, Inc.  *                                                                        7
       11,500  Cepheid  *                                                                             112
          600  Cougar Biotechnology, Inc.  *                                                           21
        3,300  Cubist Pharmaceuticals, Inc.  *                                                         55
        1,500  Dendreon Corp.  *                                                                       32
          800  Dyax Corp.  *                                                                            2
       18,400  Emergent BioSolutions, Inc.  *                                                         197
          500  Enzo Biochem, Inc.  *                                                                    2
          800  Enzon Pharmaceuticals, Inc.  *                                                           5
          800  Facet Biotech Corp.  *                                                                   7
          400  Genomic Health, Inc.  *                                                                  9
        1,400  Geron Corp.  *                                                                           7
          300  GTx, Inc.  *                                                                             3
          400  Halozyme Therapeutics, Inc.  *                                                           2
        2,300  Human Genome Sciences, Inc.  *                                                           5
          400  Idenix Pharmaceuticals, Inc.  *                                                          1
          414  Idera Pharmaceuticals, Inc.  *                                                           2
          900  Immunogen, Inc.  *                                                                       6
        3,400  Immunomedics, Inc.  *                                                                    4
        1,200  Incyte Corp.  *                                                                          3
          600  InterMune, Inc.  *                                                                       8
        1,500  Isis Pharmaceuticals, Inc.  *                                                           23
        1,700  Ligand Pharmaceuticals, Inc. "B"  *                                                      5
          800  Mannkind Corp.  *                                                                        3
          700  Marshall Edwards, Inc.  *                                                               --
          700  Martek Biosciences Corp.                                                                13
          100  Maxygen, Inc.  *                                                                         1
        2,100  Medarex, Inc.  *                                                                        12
          300  Molecular Insight Pharmaceuticals, Inc.  *                                               1
          500  Momenta Pharmaceuticals, Inc.  *                                                         6
        2,500  Myriad Genetics, Inc.  *                                                                97
          900  Nabi Biopharmaceuticals  *                                                               3
          100  Nanosphere, Inc.  *                                                                     --
          600  Neurocrine Biosciences, Inc.  *                                                          2
          800  NPS Pharmaceuticals, Inc.  *                                                             3
          900  Onyx Pharmaceuticals, Inc.  *                                                           23
================================================================================
21  |  USAA First Start Growth Fund
================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
        2,100  OPKO Health, Inc.  *                                                       $             2
          300  Orexigen Therapeutics, Inc.  *                                                           1
          900  OSI Pharmaceuticals, Inc.  *                                                            30
          300  Osiris Therapeutics, Inc.  *                                                             4
       10,300  PDL BioPharma, Inc.                                                                     74
          400  Pharmasset, Inc.  *                                                                      4
          900  Progenics Pharmaceuticals, Inc.  *                                                       5
          200  Protalix BioTherapeutics, Inc.  *                                                        1
        1,000  Regeneron Pharmaceuticals, Inc.  *                                                      13
          500  Repligen Corp.  *                                                                        2
        1,300  Rexahn Pharmaceuticals, Inc.  *                                                          1
          400  Rigel Pharmaceuticals, Inc.  *                                                           3
          600  Sangamo Biosciences, Inc.  *                                                             3
          900  Savient Pharmaceuticals, Inc.  *                                                         5
        1,800  Seattle Genetics, Inc.  *                                                               17
          300  Synta Pharmaceuticals Corp.  *                                                           1
          300  Targacept, Inc.  *                                                                       1
        2,300  Telik, Inc.  *                                                                           1
          300  Theravance, Inc.  *                                                                      4
        1,000  United Therapeutics Corp.  *                                                            63
        2,900  XOMA Ltd.  *                                                                             2
          600  ZymoGenetics, Inc.  *                                                                    2
                                                                                          ---------------
                                                                                                    1,099
                                                                                          ---------------
               HEALTH CARE DISTRIBUTORS (0.1%)
          200  Advisory Board Co.  *                                                                    4
          100  AmerisourceBergen Corp.                                                                  3
          100  BMP Sunstone Corp.  *                                                                   --
          200  Chindex International, Inc.  *                                                           2
          500  CryoLife, Inc.  *                                                                        3
          100  McKesson Corp.                                                                           4
          200  MWI Veterinary Supply, Inc.  *                                                           6
        4,400  Owens & Minor, Inc.                                                                    152
          100  Patterson Companies, Inc.  *                                                             2
                                                                                          ---------------
                                                                                                      176
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (1.1%)
          900  Abaxis, Inc.  *                                                                         14
        1,100  ABIOMED, Inc.  *                                                                         7
          400  Alphatec Holdings, Inc.  *                                                               1
        1,100  American Medical Systems Holdings, Inc.  *                                              14
        1,000  AngioDynamics, Inc.  *                                                                  13
          600  Beckman Coulter, Inc.                                                                   31
          100  Boston Scientific Corp.  *                                                               1
          100  Cantel Medical Corp.  *                                                                  1
          300  Cardiac Science Corp.  *                                                                 1
          225  Clinical Data, Inc.  *                                                                   3
          800  Conceptus, Inc.  *                                                                      11
          500  CONMED Corp.  *                                                                          7
        8,800  Cyberonics, Inc.  *                                                                    116
          700  DexCom, Inc.  *                                                                          3
          200  Edwards Lifesciences Corp.  *                                                           13
        1,000  ev3, Inc.  *                                                                             8
          200  Exactech, Inc.  *                                                                        3
       20,200  Greatbatch, Inc.  *                                                                    425
          100  Hansen Medical, Inc.  *                                                                  1
          100  Hill-Rom Holdings, Inc.                                                                  1
          200  Hologic, Inc.  *                                                                         3
          400  I-Flow Corp.  *                                                                          2
        2,000  IDEXX Laboratories, Inc.  *                                                             79
          300  Integra Lifesciences Holdings Corp.  *                                                   8
          600  Intuitive Surgical, Inc.  *                                                             86
          700  IRIS International, Inc.  *                                                              8
          200  Kensey Nash Corp.  *                                                                     4
        5,700  Kinetic Concepts, Inc.  *                                                              141
================================================================================
                                                 Portfolio of Investments  |  22
================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
        3,700  Masimo Corp.  *                                                            $           107
          300  Micrus Endovascular Corp.  *                                                             2
          100  Natus Medical, Inc.  *                                                                   1
        1,000  Nektar Therapeutics  *                                                                   6
          400  NxStage Medical, Inc.  *                                                                 1
          200  Orthofix International N.V.  *                                                           3
        1,000  Orthovita, Inc.  *                                                                       3
          700  Palomar Medical Technologies, Inc.  *                                                    6
          500  Sirona Dental Systems, Inc.  *                                                           8
          500  Somanetics Corp.  *                                                                      8
          500  Spectranetics Corp.  *                                                                   2
          500  Stereotaxis, Inc.  *                                                                     2
        4,900  Steris Corp.                                                                           118
          100  Stryker Corp.                                                                            4
          300  SurModics, Inc.  *                                                                       6
          600  Symmetry Medical, Inc.  *                                                                4
          500  Synovis Life Technologies, Inc.  *                                                       7
        6,600  Thoratec Corp.  *                                                                      192
          700  TomoTherapy, Inc.  *                                                                     2
        1,000  Varian Medical Systems, Inc.  *                                                         33
          500  Vision-Sciences, Inc.  *                                                                 1
          100  VNUS Medical Technologies, Inc.  *                                                       2
        2,500  Volcano Corp.  *                                                                        33
          900  ZOLL Medical Corp.  *                                                                   14
                                                                                          ---------------
                                                                                                    1,570
                                                                                          ---------------
               HEALTH CARE FACILITIES (0.4%)
        1,200  AmSurg Corp.  *                                                                         25
          400  Capital Senior Living Corp.  *                                                           2
        4,400  Community Health Systems, Inc.  *                                                      100
          100  Emeritus Corp.  *                                                                        1
          200  Ensign Group, Inc.                                                                       3
          500  Five Star Quality Care, Inc.  *                                                          1
        2,200  Hanger Orthopedic Group, Inc.  *                                                        31
          300  Health Management Associates, Inc. "A"  *                                                1
        1,500  HealthSouth Corp.  *                                                                    14
       27,706  Kindred Healthcare, Inc.  *                                                            361
          200  LifePoint Hospitals, Inc.  *                                                             5
          300  MedCath Corp.  *                                                                         3
          200  National Healthcare Corp.                                                                8
          500  Odyssey Healthcare, Inc.  *                                                              5
          300  Psychiatric Solutions, Inc.  *                                                           6
          372  RehabCare Group, Inc.  *                                                                 6
          300  Skilled Healthcare Group, Inc. "A"  *                                                    3
        1,300  Stewart Enterprises, Inc. "A"                                                            5
          700  Sun Healthcare Group, Inc.  *                                                            6
        5,700  Sunrise Senior Living, Inc.  *                                                          14
          600  Tenet Healthcare Corp.  *                                                                1
          262  U.S. Physical Therapy, Inc.  *                                                           3
          100  Universal Health Services, Inc. "B"                                                      5
          100  VCA Antech, Inc.  *                                                                      2
                                                                                          ---------------
                                                                                                      611
                                                                                          ---------------
               HEALTH CARE SERVICES (0.9%)
          200  Air Methods Corp.  *                                                                     5
          400  Alliance Imaging, Inc.  *                                                                3
          100  Almost Family, Inc.  *                                                                   3
        3,200  Amedisys, Inc.  *                                                                      107
          500  AMN Healthcare Services, Inc.  *                                                         3
          800  athenahealth, Inc.  *                                                                   25
          400  Bio-Reference Laboratories, Inc.  *                                                     10
        4,600  Catalyst Health Solutions, Inc.  *                                                     104
          191  CorVel Corp.  *                                                                          4
        1,300  Cross Country Healthcare, Inc.  *                                                       12
          100  Emergency Medical Services Corp. "A"  *                                                  4
================================================================================
23  |  USAA First Start Growth Fund
================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          100  Genoptix, Inc.  *                                                          $             3
        1,000  Gentiva Health Services, Inc.  *                                                        16
          500  Healthways, Inc.  *                                                                      5
          500  inVentiv Health, Inc.  *                                                                 6
          200  IPC The Hospitalist Co., Inc.  *                                                         4
          200  Landauer, Inc.                                                                          11
       39,759  Lincare Holdings, Inc.  *                                                              959
          400  Nighthawk Radiology Holdings, Inc.  *                                                    1
          500  Omnicare, Inc.                                                                          13
          200  Providence Service Corp.  *                                                              2
          396  ResCare, Inc.  *                                                                         6
          163  Virtual Radiologic Corp.  *                                                              2
                                                                                          ---------------
                                                                                                    1,308
                                                                                          ---------------
               HEALTH CARE SUPPLIES (0.4%)
          300  Align Technology, Inc.  *                                                                4
        5,900  Cooper Companies, Inc.                                                                 170
          200  Cynosure, Inc. "A"  *                                                                    1
        3,300  Haemonetics Corp.  *                                                                   170
          100  ICU Medical, Inc.  *                                                                     4
        6,600  Immucor Corp.  *                                                                       107
          600  Invacare Corp.                                                                           9
        2,600  Inverness Medical Innovations, Inc.  *                                                  84
          400  Medical Action Industries, Inc.  *                                                       4
          500  Merit Medical Systems, Inc.  *                                                           8
          400  Neogen Corp.  *                                                                          9
          800  OraSure Technologies, Inc.  *                                                            3
          900  RTI Biologics, Inc.  *                                                                   3
          500  TranS1, Inc.  *                                                                          4
                                                                                          ---------------
                                                                                                      580
                                                                                          ---------------
               HEALTH CARE TECHNOLOGY (0.4%)
        2,400  Allscripts Healthcare Solutions, Inc.                                                   30
        1,700  Cerner Corp.  *                                                                         92
          400  Computer Programs and Systems, Inc.                                                     14
        6,755  HLTH Corp.  *                                                                           74
        1,100  IMS Health, Inc.                                                                        14
       16,250  MedAssets, Inc.  *                                                                     280
        1,400  Omnicell, Inc.  *                                                                       12
          200  Phase Forward, Inc.  *                                                                   3
          700  Vital Images, Inc.  *                                                                    7
                                                                                          ---------------
                                                                                                      526
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.4%)
          500  Accelrys, Inc.  *                                                                        2
          700  Accuray, Inc.  *                                                                         4
        1,100  Affymetrix, Inc.  *                                                                      5
          300  Albany Molecular Research, Inc.  *                                                       3
          100  AMAG Pharmaceuticals, Inc.  *                                                            5
          595  Arrowhead Research Corp.  *                                                             --
        7,700  Bio-Rad Laboratories, Inc. "A"  *                                                      537
          900  Bruker Corp.  *                                                                          6
        1,100  Caliper Life Sciences, Inc.  *                                                           2
          400  Cambrex Corp.  *                                                                         1
          200  Charles River Laboratories International, Inc.  *                                        6
          100  Covance, Inc.  *                                                                         4
          100  Dionex Corp.  *                                                                          6
          700  eResearch Technology, Inc.  *                                                            4
        1,700  Exelixis, Inc.  *                                                                        8
          400  Kendle International, Inc.  *                                                            4
          200  Life Sciences Research, Inc.  *                                                          1
          119  Life Technologies Corp.  *                                                               4
          300  Medivation, Inc.  *                                                                      6
          300  Parexel International Corp.  *                                                           3
          700  PerkinElmer, Inc.                                                                       10
================================================================================
                                                 Portfolio of Investments  |  24
================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          700  Pharmaceutical Product Development, Inc.                                   $            14
          900  Sequenom, Inc.  *                                                                        3
          427  Thermo Fisher Scientific, Inc.  *                                                       15
          100  Waters Corp.  *                                                                          4
                                                                                          ---------------
                                                                                                      657
                                                                                          ---------------
               MANAGED HEALTH CARE (0.7%)
       12,300  Aetna, Inc.                                                                            271
        4,300  AMERIGROUP Corp.  *                                                                    128
        6,200  CIGNA Corp.                                                                            122
       19,000  Coventry Health Care, Inc.  *                                                          302
        9,700  HealthSpring, Inc.  *                                                                   90
        2,800  Humana, Inc.  *                                                                         81
        3,200  Magellan Health Services, Inc.  *                                                       95
          300  Triple-S Management Corp. "B"  *                                                         4
          100  UnitedHealth Group, Inc.                                                                 2
          100  WellCare Health Plans, Inc.  *                                                           1
                                                                                          ---------------
                                                                                                    1,096
                                                                                          ---------------
               PHARMACEUTICALS (1.9%)
          200  Acura Pharmaceuticals, Inc.  *                                                           1
          700  Adolor Corp.  *                                                                          2
          300  Alexza Pharmaceuticals, Inc.  *                                                         --
          200  Auxilium Pharmaceuticals, Inc.  *                                                        5
          200  Biodel, Inc.  *                                                                          1
          500  BioForm Medical, Inc.  *                                                                 1
          400  Biomimetic Therapeutics, Inc.  *                                                         3
        2,400  Bristol-Myers Squibb Co.                                                                46
          400  Cadence Pharmaceuticals, Inc.  *                                                         4
          100  Caraco Pharmaceutical Laboratories, Ltd.  *                                             --
           20  CPEX Pharmaceuticals, Inc.  *                                                           --
          400  Cypress Bioscience, Inc.  *                                                              3
        1,800  Discovery Laboratories, Inc.  *                                                          1
        1,300  Durect Corp.  *                                                                          3
       38,128  Endo Pharmaceuticals Holdings, Inc.  *                                                 631
          700  Inspire Phamaceutical, Inc.  *                                                           3
        1,600  Javelin Pharmaceuticals, Inc.  *                                                         2
        3,300  Johnson & Johnson                                                                      173
        5,200  King Pharmaceuticals, Inc.  *                                                           41
          600  Medicines Co.  *                                                                         6
       49,700  Medicis Pharmaceutical Corp. "A"                                                       799
          122  Merck & Co., Inc.                                                                        3
        1,400  MiddleBrook Pharmaceuticals, Inc.  *                                                     2
          200  Mylan, Inc.  *                                                                           3
          300  Noven Pharmaceuticals, Inc.  *                                                           3
          400  Optimer Pharmaceuticals, Inc.  *                                                         6
          500  Pain Therapeutics, Inc.  *                                                               2
          100  Perrigo Co.                                                                              3
          600  Pfizer, Inc.                                                                             8
          400  Pozen, Inc.  *                                                                           3
          700  Questcor Pharmaceuticals, Inc.  *                                                        3
        1,300  Salix Pharmaceuticals Ltd.  *                                                           14
          133  Schering-Plough Corp.                                                                    3
       38,000  Sepracor, Inc.  *                                                                      540
          100  Sucampo Pharmaceuticals, Inc. "A"  *                                                     1
          376  Teva Pharmaceutical Industries Ltd. ADR                                                 16
       23,484  Valeant Pharmaceuticals International  *                                               394
        1,200  ViroPharma, Inc.  *                                                                      7
        1,100  VIVUS, Inc.  *                                                                           4
          300  Warner Chilcott Ltd. "A"  *                                                              3
        2,300  Watson Pharmaceuticals, Inc.  *                                                         71
          200  Xenoport, Inc.  *                                                                        3
                                                                                          ---------------
                                                                                                    2,817
                                                                                          ---------------
               Total Health Care                                                                   10,440
                                                                                          ---------------
================================================================================
25  |  USAA First Start Growth Fund

================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               INDUSTRIALS (8.0%)
               ------------------
               AEROSPACE & DEFENSE (0.6%)
          200  AeroVironment, Inc.  *                                                     $             5
          300  Alliant Techsystems, Inc.  *                                                            24
          200  American Science and Engineering, Inc.                                                  12
          500  Applied Signal Technology, Inc.                                                         10
          200  Argon ST, Inc.  *                                                                        4
          100  Ascent Solar Technologies, Inc.  *                                                      --
          900  BE Aerospace, Inc.  *                                                                   10
          200  Cubic Corp.                                                                              6
        3,600  Curtiss-Wright Corp.                                                                   115
          200  Ducommun, Inc.                                                                           3
        6,443  DynCorp International, Inc. "A"  *                                                      98
          700  GenCorp, Inc.  *                                                                         2
        5,500  Goodrich Corp.                                                                         244
          500  Herley Industries, Inc.  *                                                               5
          488  Kaman Corp.                                                                              8
          300  Ladish Co., Inc.  *                                                                      2
          200  LMI Aerospace, Inc.  *                                                                   1
        6,600  Orbital Sciences Corp.  *                                                              102
          100  Raytheon Co.                                                                             4
        3,300  Rockwell Collins, Inc.                                                                 127
        8,400  Spirit AeroSystems Holdings, Inc. "A"  *                                               107
          300  Stanley, Inc.  *                                                                         8
        1,000  TASER International, Inc.  *                                                             5
        1,300  TransDigm Group, Inc.  *                                                                46
                                                                                          ---------------
                                                                                                      948
                                                                                          ---------------
               AIR FREIGHT & LOGISTICS (0.1%)
          100  Atlas Air Worldwide Holdings, Inc.  *                                                    3
          140  Dynamex, Inc.  *                                                                         2
          100  Hub Group, Inc. "A"  *                                                                   2
          200  Pacer International, Inc.                                                                1
          100  Park-Ohio Holdings Corp.  *                                                             --
        7,400  UTi Worldwide, Inc.                                                                    100
                                                                                          ---------------
                                                                                                      108
                                                                                          ---------------
               AIRLINES (0.9%)
       24,300  AirTran Holdings, Inc.  *                                                              169
       51,920  Alaska Air Group, Inc.  *                                                              871
        1,800  Allegiant Travel Co.  *                                                                 94
          400  AMR Corp.  *                                                                             2
          100  Continental Airlines, Inc. "B"  *                                                        1
        1,600  Copa Holdings S.A. "A"                                                                  49
          700  Delta Air Lines, Inc.  *                                                                 4
        3,100  JetBlue Airways Corp.  *                                                                15
          600  Republic Airways Holdings, Inc.  *                                                       4
        7,700  SkyWest, Inc.                                                                           93
          100  Southwest Airlines Co.                                                                   1
        1,900  US Airways Group, Inc.  *                                                                7
                                                                                          ---------------
                                                                                                    1,310
                                                                                          ---------------
               BUILDING PRODUCTS (0.3%)
        1,300  AAON, Inc.                                                                              25
          233  American Woodmark Corp.                                                                  5
          500  Apogee Enterprises, Inc.                                                                 7
          500  Armstrong World Industries, Inc.  *                                                      9
          267  Builders FirstSource, Inc.  *                                                            1
       34,600  Griffon Corp.  *                                                                       300
        3,200  Lennox International, Inc.                                                             102
          100  Masco Corp.                                                                              1
          100  Owens Corning, Inc.  *                                                                   2
          600  Quanex Building Products Corp.                                                           6
================================================================================
                                                 Portfolio of Investments  |  26
================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          312  Trex Co., Inc.  *                                                          $             3
          100  USG Corp.  *                                                                             2
                                                                                          ---------------
                                                                                                      463
                                                                                          ---------------
               COMMERCIAL PRINTING (0.1%)
          800  Cenveo, Inc.  *                                                                          4
          700  Deluxe Corp.                                                                            10
          400  Ennis, Inc.                                                                              4
          200  Multi-Color Corp.                                                                        2
        6,100  R.R. Donnelley & Sons Co.                                                               71
                                                                                          ---------------
                                                                                                       91
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.8%)
       15,700  Fluor Corp.                                                                            595
          600  Furmanite Corp.  *                                                                       2
        4,000  Granite Construction, Inc.                                                             158
          600  Great Lakes Dredge & Dock Corp.                                                          2
          500  Insituform Technologies, Inc. "A"  *                                                     8
          300  Integrated Electrical Services, Inc.  *                                                  3
          400  Jacobs Engineering Group, Inc.  *                                                       15
        4,400  KBR, Inc.                                                                               69
       17,300  MasTec, Inc.  *                                                                        216
          100  Michael Baker Corp.  *                                                                   3
          100  Orion Marine Group, Inc.  *                                                              1
        2,600  Shaw Group, Inc.  *                                                                     87
          400  Sterling Construction Co., Inc.  *                                                       8
                                                                                          ---------------
                                                                                                    1,167
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
        1,100  Accuride Corp.  *                                                                       --
        4,900  AGCO Corp.  *                                                                          119
        4,000  Blount International, Inc.  *                                                           26
          500  Bucyrus International, Inc.                                                             11
          500  Commercial Vehicle Group, Inc.  *                                                       --
        1,300  Cummins, Inc.                                                                           44
          760  Federal Signal Corp.                                                                     6
        1,300  Force Protection, Inc.  *                                                               10
          100  FreightCar America, Inc.                                                                 2
        1,800  Joy Global, Inc.                                                                        46
          100  Lindsay Corp.                                                                            4
          500  Manitowoc Co., Inc.                                                                      3
        7,300  Oshkosh Corp.                                                                           70
          200  Terex Corp.  *                                                                           3
          500  Titan International, Inc.                                                                3
          500  Trinity Industries, Inc.                                                                 7
          100  Twin Disc, Inc.                                                                          1
          500  Wabash National Corp.                                                                    1
        3,100  Wabtec Corp.                                                                           118
                                                                                          ---------------
                                                                                                      474
                                                                                          ---------------
               DIVERSIFIED SUPPORT SERVICES (0.0%)
          300  Healthcare Services Group, Inc.                                                          5
          300  PRG-Schultz International, Inc.  *                                                       1
          400  Viad Corp.                                                                               8
                                                                                          ---------------
                                                                                                       14
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
          600  American Superconductor Corp.  *                                                        15
          800  Baldor Electric Co.                                                                     19
        6,500  Belden, Inc.                                                                           105
          400  Encore Wire Corp.                                                                        9
          700  Energy Conversion Devices, Inc.  *                                                      13
        3,200  EnerSys  *                                                                              55
        1,300  Evergreen Solar, Inc.  *                                                                 3
        1,100  FuelCell Energy, Inc.  *                                                                 3

================================================================================
27  |  USAA First Start Growth Fund

================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          100  Fushi Copperweld, Inc.  *                                                  $             1
          500  GT Solar International, Inc.  *                                                          3
          200  Harbin Electric, Inc.  *                                                                 2
        1,400  Hubbell, Inc. "B"                                                                       46
          300  La Barge, Inc.  *                                                                        2
        1,200  Medis Technologies Ltd.  *                                                              --
        1,100  Microvision, Inc.  *                                                                     2
          200  Orion Energy Systems, Inc.  *                                                            1
          300  Polypore International, Inc.  *                                                          2
          200  Powell Industries, Inc.  *                                                               7
          100  Preformed Line Products Co.                                                              4
        1,100  Rockwell Automation, Inc.                                                               35
        3,355  SunPower Corp. "A"  *                                                                   92
          110  SunPower Corp. "B"  *                                                                    3
          300  Tecumseh Products Co. "A"  *                                                             3
       16,100  Thomas & Betts Corp.  *                                                                501
          100  Ultralife Corp.  *                                                                       1
          400  Vicor Corp.                                                                              2
                                                                                          ---------------
                                                                                                      929
                                                                                          ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.6%)
       13,500  ABM Industries, Inc.                                                                   237
          200  American Ecology Corp.                                                                   3
          200  Clean Harbors, Inc.  *                                                                  10
       15,300  Energy Solutions, Inc.                                                                 149
          300  Fuel Tech, Inc.  *                                                                       4
          100  Layne Christensen Co.  *                                                                 2
        4,300  Republic Services, Inc.                                                                 90
        6,900  Rollins, Inc.                                                                          124
          400  Standard Packaging Corp.  *                                                              6
          300  Team, Inc.  *                                                                            4
        1,900  Tetra Tech, Inc.  *                                                                     47
        4,600  Waste Connections, Inc.  *                                                             119
          600  Waste Management, Inc.                                                                  16
          400  Waste Services, Inc.  *                                                                  2
                                                                                          ---------------
                                                                                                      813
                                                                                          ---------------
               HEAVY ELECTRICAL EQUIPMENT (0.0%)
          100  AZZ, Inc.  *                                                                             3
        6,400  Capstone Turbine Corp.  *                                                                5
          300  Comverge, Inc.  *                                                                        3
          300  PowerSecure International, Inc.  *                                                       1
                                                                                          ---------------
                                                                                                       12
                                                                                          ---------------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
          200  CDI Corp.                                                                                2
          100  Heidrick & Struggles International, Inc.                                                 2
        1,000  Kforce, Inc.  *                                                                         11
            2  Manpower, Inc.                                                                          --
          300  On Assignment, Inc.  *                                                                   1
          100  Robert Half International, Inc.                                                          2
          800  Spherion Corp.  *                                                                        3
          100  Volt Information Sciences, Inc.  *                                                       1
                                                                                          ---------------
                                                                                                       22
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (0.3%)
        3,700  Carlisle Companies, Inc.                                                                84
       11,700  General Electric Co.                                                                   148
          300  Lydall, Inc.  *                                                                          1
          800  McDermott International, Inc.  *                                                        13
        1,300  Otter Tail Corp.                                                                        29
          700  Raven Industries, Inc.                                                                  17
          248  Standex International Corp.                                                              3
          200  Textron, Inc.                                                                            2
        3,900  Tredegar Corp.                                                                          69

================================================================================
                                                 Portfolio of Investments  |  28

================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          100  Walter Industries, Inc.                                                    $             2
                                                                                          ---------------
                                                                                                      368
                                                                                          ---------------
               INDUSTRIAL MACHINERY (1.6%)
          400  3D Systems Corp.  *                                                                      3
          500  Altra Holdings, Inc.  *                                                                  3
          100  Ampco-Pittsburgh Corp.                                                                   2
          300  Badger Meter, Inc.                                                                      12
        1,700  Briggs & Stratton Corp.                                                                 25
          400  Chart Industries, Inc.  *                                                                5
          286  China Fire & Security Group, Inc.  *                                                     3
          200  CIRCOR International, Inc.                                                               5
        3,700  CLARCOR, Inc.                                                                          115
          400  Colfax Corp.  *                                                                          3
       10,900  Crane Co.                                                                              252
        1,300  Dover Corp.                                                                             40
          300  Flanders Corp.  *                                                                        2
          600  Flow International Corp.  *                                                              1
       10,600  Flowserve Corp.                                                                        720
        3,000  Gardner Denver, Inc.  *                                                                 80
        9,979  Gorman-Rupp Co.                                                                        213
        7,755  Harsco Corp.                                                                           214
        4,000  ITT Corp.                                                                              164
           64  John Bean Technologies Corp.                                                             1
          100  K-Tron International, Inc.  *                                                            8
          600  Kadant, Inc.  *                                                                          7
          400  Kaydon Corp.                                                                            13
          100  Kennametal, Inc.                                                                         2
          200  Key Technology, Inc.  *                                                                  2
          200  L.B. Foster Co. "A"  *                                                                   6
          100  Lincoln Electric Holdings, Inc.                                                          4
          219  Middleby Corp.  *                                                                       10
        4,236  Mueller Industries, Inc.                                                                93
        1,900  Mueller Water Products, Inc. "A"                                                         8
          300  NN, Inc.                                                                                --
          300  Nordson Corp.                                                                           11
          100  Omega Flex, Inc.                                                                         1
          200  PMFG, Inc.  *                                                                            1
          900  RBC Bearings, Inc.  *                                                                   17
        5,149  Robbins & Myers, Inc.                                                                   98
          400  Sun Hydraulics Corp.                                                                     7
        5,100  Tennant Co.                                                                             76
          200  Thermadyne Holdings Corp.  *                                                             1
        6,700  Timken Co.                                                                             108
        1,500  Watts Water Technologies, Inc. "A"                                                      33
                                                                                          ---------------
                                                                                                    2,369
                                                                                          ---------------
               MARINE (0.1%)
          800  Alexander & Baldwin, Inc.                                                               21
          600  American Commercial Lines, Inc.  *                                                       3
          700  Eagle Bulk Shipping, Inc.                                                                4
          300  Genco Shipping & Trading Ltd.                                                            6
          500  Horizon Lines, Inc. "A"                                                                  3
          133  International Shipholding Corp.                                                          3
        5,000  Kirby Corp.  *                                                                         154
          100  TBS International Ltd. "A"  *                                                            1
                                                                                          ---------------
                                                                                                      195
                                                                                          ---------------
               MARINE PORTS & SERVICES (0.0%)
          200  CAI International, Inc.  *                                                               1
                                                                                          ---------------
               OFFICE SERVICES & SUPPLIES (0.2%)
          500  ACCO Brands Corp.  *                                                                     1
          600  American Reprographics Co.  *                                                            4
        2,900  Avery Dennison Corp.                                                                    83

================================================================================
29  |  USAA First Start Growth Fund

================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
        5,200  Brady Corp. "A"                                                            $           110
        4,500  Herman Miller, Inc.                                                                     67
          700  HNI Corp.                                                                               11
          200  ICT Group, Inc.  *                                                                       1
          100  Pitney Bowes, Inc.                                                                       3
          200  Standard Register Co.                                                                    1
          100  Steelcase, Inc. "A"                                                                     --
                                                                                          ---------------
                                                                                                      281
                                                                                          ---------------
               RAILROADS (0.1%)
          400  CSX Corp.                                                                               12
        2,600  Genesee & Wyoming, Inc. "A"  *                                                          78
                                                                                          ---------------
                                                                                                       90
                                                                                          ---------------
               RESEARCH & CONSULTING SERVICES (0.3%)
          500  Corporate Executive Board Co.                                                            9
          500  CRA International, Inc.  *                                                              12
          100  Duff & Phelps Corp. "A"  *                                                               2
          600  Exponent, Inc.  *                                                                       17
        3,800  FTI Consulting, Inc.  *                                                                208
          400  Hill International, Inc.  *                                                              1
          100  ICF International, Inc.  *                                                               3
          300  LECG Corp.  *                                                                            1
          800  Odyssey Marine Exploration, Inc.  *                                                      3
          100  VSE Corp.                                                                                3
        3,100  Watson Wyatt Worldwide, Inc. "A"                                                       164
                                                                                          ---------------
                                                                                                      423
                                                                                          ---------------
               SECURITY & ALARM SERVICES (0.1%)
        4,300  Brink's Co.                                                                            122
        2,000  Corrections Corp. of America  *                                                         28
          100  Protection One, Inc.  *                                                                 --
                                                                                          ---------------
                                                                                                      150
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.2%)
        1,000  Aceto Corp.                                                                              7
        4,500  Beacon Roofing Supply, Inc.  *                                                          72
          100  DXP Enterprises, Inc.  *                                                                 1
          400  Electro Rent Corp.                                                                       4
        2,200  Fastenal Co.                                                                            84
        2,400  GATX Corp.                                                                              72
          100  Houston Wire & Cable Co.                                                                 1
          800  RSC Holdings, Inc.  *                                                                    6
        1,200  Rush Enterprises, Inc. "A"  *                                                           16
          100  United Rentals, Inc.  *                                                                  1
        2,700  WESCO International, Inc.  *                                                            70
                                                                                          ---------------
                                                                                                      334
                                                                                          ---------------
               TRUCKING (0.8%)
          300  Avis Budget Group, Inc.  *                                                               1
          400  Celadon Group, Inc.  *                                                                   3
          400  Dollar Thrifty Automotive Group, Inc.  *                                                 1
       25,000  HeartLand Express, Inc.                                                                374
          225  Hertz Global Holdings, Inc.  *                                                           2
       15,102  Knight Transportation, Inc.                                                            267
          600  Marten Transport Ltd.  *                                                                12
        6,900  Ryder System, Inc.                                                                     191
          600  Saia, Inc.  *                                                                            8
          200  Universal Truckload Services, Inc.                                                       2
       14,200  Werner Enterprises, Inc.                                                               232
          900  YRC Worldwide, Inc.  *                                                                   3
                                                                                          ---------------
                                                                                                    1,096
                                                                                          ---------------
               Total Industrials                                                                   11,658
                                                                                          ---------------

================================================================================
                                                 Portfolio of Investments  |  30

================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               INFORMATION TECHNOLOGY (7.3%)
               -----------------------------
               APPLICATION SOFTWARE (0.9%)
          100  ACI Worldwide, Inc.  *                                                     $             2
          739  Actuate Corp.  *                                                                         3
          100  Adobe Systems, Inc.  *                                                                   3
          300  Advent Software, Inc.  *                                                                10
          700  Amdocs Ltd.  *                                                                          15
          400  American Software, Inc. "A"                                                              2
        1,772  ANSYS, Inc.  *                                                                          49
        7,000  Autodesk, Inc.  *                                                                      139
          700  Blackbaud, Inc.                                                                         11
          100  Blackboard, Inc.  *                                                                      3
          900  Bottomline Technologies, Inc.  *                                                         7
          300  Cadence Design Systems, Inc.  *                                                          2
          500  Callidus Software, Inc.  *                                                               1
          100  Citrix Systems, Inc.  *                                                                  3
        6,600  Compuware Corp.  *                                                                      49
          200  Deltek, Inc.  *                                                                          1
          100  Ebix, Inc.  *                                                                            3
        1,400  Entrust, Inc.  *                                                                         3
          900  Epicor Software Corp.  *                                                                 5
        1,600  FactSet Research Systems, Inc.                                                          86
        1,300  Fair Isaac Corp.                                                                        22
          300  Gerber Scientific, Inc.  *                                                               1
          200  Guidance Software, Inc.  *                                                               1
        5,900  Henry Jack & Associates, Inc.                                                          106
          200  I2 Technologies, Inc.  *                                                                 2
          200  Informatica Corp.  *                                                                     3
          200  Interactive Intelligence, Inc.  *                                                        2
          100  Intuit, Inc.  *                                                                          2
          403  JDA Software Group, Inc.  *                                                              6
          300  Kenexa Corp.  *                                                                          2
        2,000  Lawson Software, Inc.  *                                                                11
        1,000  Magma Design Automation, Inc.  *                                                         2
        1,500  Mentor Graphics Corp.  *                                                                10
          100  MicroStrategy, Inc. "A"  *                                                               4
          300  Monotype Imaging Holdings, Inc.  *                                                       1
          800  MSC Software Corp.  *                                                                    5
          400  NetScout Systems, Inc.  *                                                                3
          200  Nuance Communications, Inc.  *                                                           3
        1,900  OpenTV Corp. "A"  *                                                                      3
          500  Opnet Technologies, Inc.  *                                                              4
        9,300  Parametric Technology Corp.  *                                                         104
        1,300  Pegasystems, Inc.                                                                       23
          200  PROS Holdings, Inc.  *                                                                   1
          200  QAD, Inc.                                                                                1
        7,096  Quest Software, Inc.  *                                                                103
          500  Smith Micro Software, Inc.  *                                                            4
        1,100  Solera Holdings, Inc.  *                                                                25
          400  Sonic Solutions, Inc.  *                                                                 1
          800  SPSS, Inc.  *                                                                           25
          600  SuccessFactors, Inc.  *                                                                  5
          300  Synchronoss Technologies, Inc.  *                                                        4
       11,000  Synopsys, Inc.  *                                                                      239
        1,000  Taleo Corp. "A"  *                                                                      12
        2,700  TIBCO Software, Inc.  *                                                                 17
        9,100  Tyler Technologies, Inc.  *                                                            150
        1,000  Ultimate Software Group, Inc.  *                                                        19
          300  Unica Corp.  *                                                                           1
                                                                                          ---------------
                                                                                                    1,324
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (1.1%)
        5,800  3Com Corp.  *                                                                           23

================================================================================
31  |  USAA First Start Growth Fund

================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          400  Acme Packet, Inc.  *                                                       $             3
        1,800  Adaptec, Inc.  *                                                                         5
          100  ADC Telecommunications, Inc.  *                                                          1
          400  Airvana, Inc.  *                                                                         2
       19,500  ARRIS Group, Inc.  *                                                                   208
          900  Aruba Networks, Inc.  *                                                                  4
          184  Bel Fuse, Inc. "B"                                                                       3
          400  Black Box Corp.                                                                         11
          500  Blue Coat Systems, Inc.  *                                                               7
          300  Ciena Corp.  *                                                                           4
          100  Cisco Systems, Inc.  *                                                                   2
          100  Cogo Group, Inc.  *                                                                      1
        7,800  CommScope, Inc.  *                                                                     196
          100  Comtech Telecommunications Corp.  *                                                      3
        1,900  Corning, Inc.                                                                           28
          200  Dycom Industries, Inc.  *                                                                2
          504  Echelon Corp.  *                                                                         4
          700  EMS Technologies, Inc.  *                                                               13
        1,400  Extreme Networks, Inc.  *                                                                2
        2,100  F5 Networks, Inc.  *                                                                    57
        3,130  Finisar Corp.  *                                                                         2
          400  Globecomm Systems, Inc.  *                                                               3
        1,500  Harmonic, Inc.  *                                                                       11
          400  Harris Stratex Networks, Inc. "A"  *                                                     2
        3,400  Infinera Corp.  *                                                                       29
        3,300  InterDigital, Inc.  *                                                                   87
          700  Ixia  *                                                                                  4
          300  JDS Uniphase Corp.  *                                                                    1
          200  Juniper Networks, Inc.  *                                                                4
          500  Loral Space & Communications, Inc.  *                                                   12
          200  Motorola, Inc.                                                                           1
          500  Netgear, Inc.  *                                                                         8
          400  Neutral Tandem, Inc.  *                                                                 11
        1,700  Nextwave Wireless, Inc.  *                                                              --
        3,000  Oclaro, Inc.  *                                                                          3
          200  Oplink Communications, Inc.  *                                                           2
          300  Opnext, Inc.  *                                                                          1
          300  Parkervision, Inc.  *                                                                    1
          200  PCTEL, Inc.                                                                              1
        6,300  Polycom, Inc.  *                                                                       117
        3,200  Powerwave Technologies, Inc.  *                                                          3
       35,200  Riverbed Technology, Inc.  *                                                           645
          500  SeaChange International, Inc.  *                                                         3
          700  ShoreTel, Inc.  *                                                                        4
        9,100  Sonus Networks, Inc.  *                                                                 16
        3,100  Sycamore Networks, Inc.  *                                                               9
          700  Symmetricom, Inc.  *                                                                     3
        2,900  Tekelec  *                                                                              45
          500  Tellabs, Inc.  *                                                                         3
        2,300  UTStarcom, Inc.  *                                                                       3
                                                                                          ---------------
                                                                                                    1,613
                                                                                          ---------------
               COMPUTER HARDWARE (0.3%)
          500  3PAR, Inc.  *                                                                            4
          700  Avid Technology, Inc.  *                                                                 8
          500  Cray, Inc.  *                                                                            2
        6,600  Data Domain, Inc.  *                                                                   109
          300  Dell, Inc.  *                                                                            3
        2,800  Diebold, Inc.                                                                           74
          400  Isilon Systems, Inc.  *                                                                  1
        9,500  NCR Corp.  *                                                                            96
        1,700  Palm, Inc.  *                                                                           18
          800  Stratasys, Inc.  *                                                                       8
          100  Sun Microsystems, Inc.  *                                                                1
          400  Super Micro Computer, Inc.  *                                                            2

================================================================================
                                                 Portfolio of Investments  |  32

================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
        2,900  Teradata Corp.  *                                                          $            49
                                                                                          ---------------
                                                                                                      375
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (0.8%)
          400  Brocade Communications Systems, Inc.  *                                                  2
          300  Compellent Technologies, Inc.  *                                                         3
          100  Electronics for Imaging, Inc.  *                                                         1
          100  EMC Corp.  *                                                                             1
        1,300  Emulex Corp.  *                                                                         13
          300  Hutchinson Technology, Inc.  *                                                           1
        1,300  Hypercom Corp.  *                                                                        1
          500  Immersion Corp.  *                                                                       2
          800  Intermec, Inc.  *                                                                        9
          100  Intevac, Inc.  *                                                                         1
          600  Netezza Corp.  *                                                                         5
          100  Novatel Wireless, Inc.  *                                                                1
          400  Presstek, Inc.  *                                                                        1
       36,100  QLogic Corp.  *                                                                        512
          200  Rackable Systems, Inc.  *                                                                1
          250  Rimage Corp.  *                                                                          4
          100  Seagate Technology                                                                       1
        3,320  Synaptics, Inc.  *                                                                     108
       18,200  Western Digital Corp.  *                                                               428
                                                                                          ---------------
                                                                                                    1,095
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
        1,900  Alliance Data Systems Corp.  *                                                          79
       28,620  Broadridge Financial Solutions, Inc.                                                   554
          200  Cass Information Systems, Inc.                                                           7
          100  Convergys Corp.  *                                                                       1
          200  Euronet Worldwide, Inc.  *                                                               3
          300  ExlService Holdings, Inc.  *                                                             3
          100  Genpact Ltd.  *                                                                          1
          900  Global Cash Access Holdings, Inc.  *                                                     5
          500  Global Payments, Inc.                                                                   16
        1,000  Heartland Payment Systems, Inc.                                                          8
        8,900  Hewitt Associates, Inc. "A"  *                                                         279
          600  infoGROUP, Inc.  *                                                                       2
        2,400  Lender Processing Services, Inc.                                                        69
          100  Metavante Technologies, Inc.  *                                                          2
          100  Paychex, Inc.                                                                            3
          500  TeleTech Holdings, Inc.  *                                                               7
          400  TNS, Inc.  *                                                                             7
        7,600  Total System Services, Inc.                                                             95
          900  VeriFone Holdings, Inc.  *                                                               7
          100  Western Union Co.                                                                        2
                                                                                          ---------------
                                                                                                    1,150
                                                                                          ---------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
          600  AVX Corp.                                                                                6
          600  Checkpoint Systems, Inc.  *                                                              7
          500  China Security & Surveillance Technology, Inc.  *                                        3
       22,800  Cogent, Inc.  *                                                                        259
          600  Cognex Corp.                                                                             9
          150  CPI International, Inc.  *                                                               2
        4,800  Dolby Laboratories, Inc. "A"  *                                                        193
          700  DTS, Inc.  *                                                                            19
          500  Electro Scientific Industries, Inc.  *                                                   4
          700  FARO Technologies, Inc.  *                                                              11
          300  FLIR Systems, Inc.  *                                                                    7
          333  Franklin Electric Co., Inc.                                                              8
          300  ICx Technologies, Inc.  *                                                                1
          500  IPG Photonics Corp.  *                                                                   6
        1,100  Kopin Corp.  *                                                                           3
          800  Littelfuse, Inc.  *                                                                     13

================================================================================
33  |  USAA First Start Growth Fund

================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          390  Maxwell Technologies, Inc.  *                                              $             4
          200  Measurement Specialties, Inc.  *                                                         1
          300  MTS Systems Corp.                                                                        6
          100  National Instruments Corp.                                                               2
          600  Newport Corp.  *                                                                         3
          700  OSI Systems, Inc.  *                                                                    13
          200  Rogers Corp.  *                                                                          5
          500  Technitrol, Inc.                                                                         2
          482  Universal Display Corp.  *                                                               5
          200  Vishay Intertechnology, Inc.  *                                                          1
                                                                                          ---------------
                                                                                                      593
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.1%)
        7,908  Benchmark Electronics, Inc.  *                                                          96
          600  CTS Corp.                                                                                4
        2,400  Jabil Circuit, Inc.                                                                     19
        1,600  KEMET Corp.  *                                                                           1
          600  Methode Electronics, Inc.                                                                4
          100  Multi-Fineline Electronix, Inc.  *                                                       2
          400  Park Electrochemical Corp.                                                               8
          100  Plexus Corp.  *                                                                          2
       11,800  Sanmina-SCI Corp.  *                                                                     7
          800  Smart Modular Technologies, Inc.  *                                                      2
          600  Trimble Navigation Ltd.  *                                                              13
          700  TTM Technologies, Inc.  *                                                                5
          100  Tyco Electronics Ltd.                                                                    2
                                                                                          ---------------
                                                                                                      165
                                                                                          ---------------
               HOME ENTERTAINMENT SOFTWARE (0.0%)
          200  Activision Blizzard, Inc.  *                                                             2
        5,700  Take-Two Interactive Software, Inc.                                                     52
        1,100  THQ, Inc.  *                                                                             4
                                                                                          ---------------
                                                                                                       58
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (0.3%)
          100  Akamai Technologies, Inc.  *                                                             2
        2,900  Ariba, Inc.  *                                                                          28
        1,900  Art Technology Group, Inc.  *                                                            6
        3,700  AsiaInfo Holdings, Inc.  *                                                              62
          200  Bankrate, Inc.  *                                                                        5
          100  Bidz.com, Inc.  *                                                                       --
          500  Chordiant Software, Inc.  *                                                              2
          700  comScore, Inc.  *                                                                        9
          400  Constant Contact, Inc.  *                                                                6
          600  CyberSource Corp.  *                                                                     9
          100  Dealertrack Holdings, Inc.  *                                                            2
          300  Dice Holdings, Inc.  *                                                                   1
          500  Digital River, Inc.  *                                                                  19
          500  DivX, Inc.  *                                                                            3
          300  EarthLink, Inc.  *                                                                       2
          100  eBay, Inc.  *                                                                            2
        1,100  HSW International, Inc.  *                                                              --
          200  IAC/InterActiveCorp.  *                                                                  3
          600  InfoSpace, Inc.  *                                                                       4
          800  Internap Network Services Corp.  *                                                       2
          500  Internet Brands, Inc. "A"  *                                                             3
          600  Internet Capital Group, Inc.  *                                                          3
        1,200  J2 Global Communications, Inc.  *                                                       29
          500  Limelight Networks, Inc.  *                                                              2
          300  Liquidity Services, Inc.  *                                                              2
        1,000  Loopnet, Inc.  *                                                                         9
          400  Marchex, Inc. "B"                                                                        2
          700  ModusLink Global Solutions, Inc.  *                                                      3
        2,100  Move, Inc.  *                                                                            4
          700  NIC, Inc.                                                                                4

================================================================================
                                                 Portfolio of Investments  |  34

================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          500  Online Resources Corp.  *                                                  $             2
          500  Perficient, Inc.  *                                                                      4
          200  Rackspace Hosting, Inc.  *                                                               2
        1,400  RealNetworks, Inc.  *                                                                    3
          800  S1 Corp.  *                                                                              5
          100  Savvis, Inc.  *                                                                          1
        1,500  Sohu.com, Inc.  *                                                                       78
          900  SonicWALL, Inc.  *                                                                       5
          700  SupportSoft, Inc.  *                                                                     2
          800  Switch & Data Facilities Co., Inc.  *                                                    9
          538  TeleCommunication Systems, Inc. "A"  *                                                   5
          800  Terremark Worldwide, Inc.  *                                                             3
          300  TheStreet.com, Inc.                                                                      1
        1,286  United Online, Inc.                                                                      7
          400  ValueClick, Inc.  *                                                                      4
          300  Vignette Corp.  *                                                                        2
          700  Vocus, Inc.  *                                                                          12
          400  Web Com Group, Inc.  *                                                                   2
        1,500  Websense, Inc.  *                                                                       27
          100  Yahoo!, Inc.  *                                                                          1
                                                                                          ---------------
                                                                                                      403
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.8%)
          100  Accenture Ltd. "A"                                                                       3
        1,165  Acxiom Corp.                                                                            11
          300  China Information Security Technology, Inc.  *                                           1
        1,000  CIBER, Inc.  *                                                                           3
          100  Cognizant Technology Solutions Corp. "A"  *                                              3
          200  Forrester Research, Inc.  *                                                              5
       57,800  Gartner, Inc.  *                                                                       781
          500  Hackett Group, Inc.  *                                                                   1
          400  iGATE Corp.                                                                              2
          800  Integral Systems, Inc.  *                                                                5
        3,300  ManTech International Corp. "A"  *                                                     120
          200  Maximus, Inc.                                                                            8
        1,600  MPS Group, Inc.  *                                                                      13
          300  NCI, Inc. "A"  *                                                                         7
          600  Ness Technologies, Inc.  *                                                               2
        7,700  Perot Systems Corp. "A"  *                                                             108
        1,100  RightNow Technologies, Inc.  *                                                           8
        1,400  Sapient Corp.  *                                                                         7
        2,000  Sykes Enterprises, Inc.  *                                                              40
        1,600  Unisys Corp.  *                                                                          2
          200  Virtusa Corp.  *                                                                         1
                                                                                          ---------------
                                                                                                    1,131
                                                                                          ---------------
               OFFICE ELECTRONICS (0.0%)
        1,100  Xerox Corp.                                                                              7
          300  Zebra Technologies Corp. "A"  *                                                          6
                                                                                          ---------------
                                                                                                       13
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (0.2%)
        1,400  Advanced Energy Industries, Inc.  *                                                     12
          100  Applied Materials, Inc.                                                                  1
        2,700  Asyst Technologies, Inc.  *                                                             --
        4,500  Axcelis Technologies, Inc.  *                                                            2
        1,000  Brooks Automation, Inc.  *                                                               6
          100  Cabot Microelectronics Corp.  *                                                          3
          400  Cohu, Inc.                                                                               4
          700  Cymer, Inc.  *                                                                          20
        3,200  Emcore Corp.  *                                                                          4
        1,900  Entegris, Inc.  *                                                                        3
          100  FEI Co.  *                                                                               2
          300  FormFactor, Inc.  *                                                                      5
          100  KLA-Tencor Corp.                                                                         3

================================================================================
35  |  USAA First Start Growth Fund

================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
        1,000  Kulicke & Soffa Industries, Inc.  *                                        $             4
          100  Lam Research Corp.  *                                                                    3
        1,100  Mattson Technology, Inc.  *                                                              1
        5,300  MEMC Electronic Materials, Inc.  *                                                      86
        1,000  Photronics, Inc.  *                                                                      2
          200  Rubicon Technology, Inc.  *                                                              2
          400  Rudolph Technologies, Inc.  *                                                            2
          300  Semitool, Inc.  *                                                                        1
          200  Teradyne, Inc.  *                                                                        1
        2,500  Tessera Technologies, Inc.  *                                                           35
          400  Ultra Clean Holdings, Inc.  *                                                            1
        2,400  Ultratech, Inc.  *                                                                      32
        1,100  Varian Semiconductor Equipment Associates, Inc.  *                                      28
          600  Veeco Instruments, Inc.  *                                                               4
                                                                                          ---------------
                                                                                                      267
                                                                                          ---------------
               SEMICONDUCTORS (0.7%)
          400  Actel Corp.  *                                                                           5
          700  Advanced Analogic Technologies, Inc.  *                                                  3
          800  Advanced Micro Devices, Inc.  *                                                          3
          100  Altera Corp.                                                                             2
        1,800  Amkor Technology, Inc.  *                                                                8
        1,000  ANADIGICS, Inc.  *                                                                       3
          100  Analog Devices, Inc.                                                                     2
        1,100  Applied Micro Circuits Corp.  *                                                          6
        1,100  Atheros Communications, Inc.  *                                                         19
          500  Atmel Corp.  *                                                                           2
          800  Ceva, Inc.  *                                                                            7
        1,000  Cirrus Logic, Inc.  *                                                                    5
        2,800  Cree, Inc.  *                                                                           77
          200  Cypress Semiconductor Corp.  *                                                           2
          100  Diodes, Inc.  *                                                                          1
          400  Entropic Communications, Inc.  *                                                         1
          700  Exar Corp.  *                                                                            4
       25,900  Fairchild Semiconductor International, Inc.  *                                         160
          200  Hittite Microwave Corp.  *                                                               7
          200  Integrated Device Technology, Inc.  *                                                    1
          100  Intel Corp.                                                                              2
        5,087  International Rectifier Corp.  *                                                        86
          500  Intersil Corp. "A"                                                                       6
          400  IXYS Corp.                                                                               4
        4,600  Lattice Semiconductor Corp.  *                                                           8
          100  Linear Technology Corp.                                                                  2
          800  LSI Corp.  *                                                                             3
        1,300  Marvell Technology Group Ltd.  *                                                        14
          700  Micrel, Inc.                                                                             5
          100  Microchip Technology, Inc.                                                               2
          900  Micron Technology, Inc.  *                                                               4
        1,800  Microsemi Corp.  *                                                                      24
          900  Microtune, Inc.  *                                                                       2
          700  MIPS Technologies, Inc.  *                                                               2
          700  Monolithic Power Systems, Inc.  *                                                       13
          100  NVE Corp.  *                                                                             4
          100  NVIDIA Corp.  *                                                                          1
          800  OmniVision Technologies, Inc.  *                                                         8
          500  ON Semiconductor Corp.  *                                                                3
          200  Pericom Semiconductor Corp.  *                                                           2
          500  PLX Technology, Inc.  *                                                                  2
        3,600  PMC-Sierra, Inc.  *                                                                     28
          300  Power Integrations, Inc.                                                                 6
        4,300  RF Micro Devices, Inc.  *                                                                9
       22,462  Semtech Corp.  *                                                                       324
          400  Sigma Designs, Inc.  *                                                                   5
        1,200  Silicon Image, Inc.  *                                                                   3
        2,500  Silicon Laboratories, Inc.  *                                                           83

================================================================================
                                                 Portfolio of Investments  |  36

================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
        1,200  Silicon Storage Technology, Inc.  *                                        $             2
        1,000  SiRF Technology Holdings, Inc.  *                                                        3
        2,600  Skyworks Solutions, Inc.  *                                                             23
        4,500  Spansion, Inc. "A"  *                                                                    1
          400  Standard Microsystems Corp.  *                                                           6
          264  Supertex, Inc.  *                                                                        7
          308  Techwell, Inc.  *                                                                        2
          100  Texas Instruments, Inc.                                                                  2
        1,200  Trident Microsystems, Inc.  *                                                            2
        2,200  TriQuint Semiconductor, Inc.  *                                                          8
          371  Volterra Semiconductor Corp.  *                                                          4
          100  Xilinx, Inc.                                                                             2
        2,500  Zoran Corp.  *                                                                          22
                                                                                          ---------------
                                                                                                    1,057
                                                                                          ---------------
               SYSTEMS SOFTWARE (0.6%)
          200  ArcSight, Inc.  *                                                                        3
          700  CommVault Systems, Inc.  *                                                               9
          800  DemandTec, Inc.  *                                                                       6
          300  Double-Take Software, Inc.  *                                                            2
          600  FalconStor Software, Inc.  *                                                             2
        5,800  Macrovision Solutions Corp.  *                                                         117
        6,300  MICROS Systems, Inc.  *                                                                132
        9,900  Microsoft Corp.                                                                        201
          100  Netsuite, Inc.  *                                                                        1
          400  Novell, Inc.  *                                                                          2
          100  Oracle Corp.                                                                             2
          433  Phoenix Technologies Ltd.  *                                                             1
          100  Progress Software Corp.  *                                                               2
        1,890  Quality Systems, Inc.                                                                  101
          500  Radiant Systems, Inc.  *                                                                 4
        2,800  Red Hat, Inc.  *                                                                        48
          400  Sourcefire, Inc.  *                                                                      4
        4,700  Sybase, Inc.  *                                                                        160
          100  Symantec Corp.  *                                                                        2
          500  VASCO Data Security International, Inc.  *                                               4
        3,000  VMware, Inc. "A"  *                                                                     78
        6,700  Wind River Systems, Inc.  *                                                             49
                                                                                          ---------------
                                                                                                      930
                                                                                          ---------------
               TECHNOLOGY DISTRIBUTORS (0.3%)
          400  Agilysys, Inc.                                                                           2
          100  Arrow Electronics, Inc.  *                                                               2
        4,100  Avnet, Inc.  *                                                                          90
          800  Brightpoint, Inc.  *                                                                     4
        2,200  Ingram Micro, Inc. "A"  *                                                               32
          800  Insight Enterprises, Inc.  *                                                             5
       11,400  Tech Data Corp.  *                                                                     328
          200  TechTarget, Inc.  *                                                                      1
                                                                                          ---------------
                                                                                                      464
                                                                                          ---------------
               Total Information Technology                                                        10,638
                                                                                          ---------------

               MATERIALS (2.9%)
               ----------------
               ALUMINUM (0.0%)
          200  Kaiser Alum Corp.                                                                        6
                                                                                          ---------------
               COMMODITY CHEMICALS (0.2%)
        2,700  Calgon Carbon Corp.  *                                                                  46
        6,600  Celanese Corp. "A"                                                                     138
          200  Innophos Holdings, Inc.                                                                  3
          200  NL Industries, Inc.                                                                      2
          400  Spartech Corp.                                                                           2

================================================================================
37  |  USAA First Start Growth Fund

================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
        5,149  Westlake Chemical Corp.                                                    $            96
                                                                                          ---------------
                                                                                                      287
                                                                                          ---------------
               CONSTRUCTION MATERIALS (0.1%)
          100  Eagle Materials, Inc.                                                                    3
          400  Headwaters, Inc.  *                                                                      1
          100  Martin Marietta Materials, Inc.                                                          8
        3,100  Texas Industries, Inc.                                                                  99
          500  U.S. Concrete, Inc.  *                                                                   1
          200  Vulcan Materials Co.                                                                    10
                                                                                          ---------------
                                                                                                      122
                                                                                          ---------------
               DIVERSIFIED CHEMICALS (0.4%)
            9  Ashland, Inc.                                                                           --
        6,900  Dow Chemical Co.                                                                       110
          100  E.I. du Pont de Nemours & Co.                                                            3
       11,400  Eastman Chemical Co.                                                                   452
          200  Huntsman Corp.                                                                           1
          300  LSB Industries, Inc.  *                                                                  4
        1,400  Olin Corp.                                                                              18
          500  ShengdaTech, Inc.  *                                                                     2
        1,400  Solutia, Inc.  *                                                                         5
                                                                                          ---------------
                                                                                                      595
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.1%)
          300  Brush Engineered Materials, Inc.  *                                                      5
        1,700  Compass Minerals International, Inc.                                                    82
          300  RTI International Metals, Inc.  *                                                        4
          100  Southern Copper Corp.                                                                    2
       10,400  Titanium Metals Corp.                                                                   70
                                                                                          ---------------
                                                                                                      163
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
        1,500  American Vanguard Corp.                                                                 19
        2,100  CF Industries Holdings, Inc.                                                           151
        3,700  Intrepid Potash, Inc.  *                                                                91
          300  Scotts Miracle-Gro Co. "A"                                                              10
        6,700  Terra Industries, Inc.                                                                 178
                                                                                          ---------------
                                                                                                      449
                                                                                          ---------------
               FOREST PRODUCTS (0.0%)
          100  Deltic Timber Corp.                                                                      4
        1,600  Louisiana-Pacific Corp.                                                                  7
                                                                                          ---------------
                                                                                                       11
                                                                                          ---------------
               GOLD (0.1%)
          700  Allied Nevada Gold Corp.  *                                                              4
       16,900  Coeur d'Alene Mines Corp.  *                                                            23
          600  Newmont Mining Corp.                                                                    24
        2,900  Royal Gold, Inc.                                                                       105
                                                                                          ---------------
                                                                                                      156
                                                                                          ---------------
               METAL & GLASS CONTAINERS (0.3%)
          200  AEP Industries, Inc.  *                                                                  4
        1,100  AptarGroup, Inc.                                                                        34
          100  Crown Holdings, Inc.  *                                                                  2
          506  Myers Industries, Inc.                                                                   5
          200  Owens-Illinois, Inc.  *                                                                  5
       11,500  Pactiv Corp.  *                                                                        252
        2,000  Silgan Holdings, Inc.                                                                   93
                                                                                          ---------------
                                                                                                      395
                                                                                          ---------------
               PAPER PACKAGING (0.1%)
          700  Bemis Co., Inc.                                                                         17
        1,700  Boise, Inc.  *                                                                           2

================================================================================
                                                 Portfolio of Investments  |  38

================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
        3,300  Graphic Packaging Holding Co.  *                                           $             6
        1,500  Packaging Corp. of America                                                              24
          600  Sealed Air Corp.                                                                        11
        1,200  Smurfit-Stone Container Corp.  *                                                        --
        2,300  Sonoco Products Co.                                                                     56
          100  Temple-Inland, Inc.                                                                      1
                                                                                          ---------------
                                                                                                      117
                                                                                          ---------------
               PAPER PRODUCTS (0.1%)
        1,900  AbitibiBowater, Inc.  *                                                                 --
          500  Buckeye Technologies, Inc.  *                                                            3
        2,200  Domtar Corp.  *                                                                          4
          800  Glatfelter                                                                               7
        9,200  International Paper Co.                                                                116
        6,000  MeadWestvaco Corp.                                                                      94
          600  Verso Paper Corp.                                                                        1
          700  Wausau Paper Corp.                                                                       6
                                                                                          ---------------
                                                                                                      231
                                                                                          ---------------
               PRECIOUS METALS & MINERALS (0.0%)
          800  Apex Silver Mines Ltd., acquired 9/04/08; cost $2  (a) *(b)                             --
        3,400  Hecla Mining Co.  *                                                                      8
          700  Stillwater Mining Co.  *                                                                 3
                                                                                          ---------------
                                                                                                       11
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.3%)
          505  A. Schulman, Inc.                                                                        8
          100  Albemarle Corp.                                                                          3
          300  Arch Chemicals, Inc.                                                                     7
          500  Balchem Corp.                                                                           13
          400  Ferro Corp.                                                                              1
          150  GenTek, Inc.  *                                                                          3
          800  H.B. Fuller Co.                                                                         14
          400  ICO, Inc.  *                                                                             1
          400  Innospec, Inc.                                                                           3
        2,000  International Flavors & Fragrances, Inc.                                                62
          400  Landec Corp.  *                                                                          3
          400  Metabolix, Inc.  *                                                                       3
        2,500  Minerals Technologies, Inc.                                                             93
          100  OM Group, Inc.  *                                                                        3
        1,500  Polyone Corp.  *                                                                         4
          100  Quaker Chemical Corp.                                                                    1
          200  Sensient Technologies Corp.                                                              5
          100  Stepan Co.                                                                               4
          500  Symyx Technologies, Inc.  *                                                              2
        8,100  Valspar Corp.                                                                          194
          500  Zep, Inc.                                                                                7
          400  Zoltek Companies, Inc.  *                                                                3
                                                                                          ---------------
                                                                                                      437
                                                                                          ---------------
               STEEL (0.9%)
          100  AK Steel Holding Corp.                                                                   1
          200  AM Castle & Co.                                                                          2
          100  Carpenter Technology Corp.                                                               2
          600  China Precision Steel, Inc.  *                                                           1
        3,700  Cliffs Natural Resources, Inc.                                                          85
          100  Schnitzer Steel Industries, Inc. "A"                                                     5
          300  Steel Dynamics, Inc.                                                                     4
        2,900  United States Steel Corp.                                                               77
          100  Universal Stainless & Alloy Products, Inc.  *                                            2
       77,000  Worthington Industries, Inc.                                                         1,147
                                                                                          ---------------
                                                                                                    1,326
                                                                                          ---------------
               Total Materials                                                                      4,306
                                                                                          ---------------

================================================================================
39  |  USAA First Start Growth Fund

================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               TELECOMMUNICATION SERVICES (0.7%)
               ---------------------------------
               ALTERNATIVE CARRIERS (0.1%)
          700  Cogent Communications Group, Inc.  *                                       $             6
        1,400  Global Crossing Ltd.  *                                                                 10
        1,800  Globalstar, Inc.  *                                                                      1
          700  iBasis, Inc.  *                                                                          1
        7,300  Level 3 Communications, Inc.  *                                                          8
        2,000  PAETEC Holding Corp.  *                                                                  6
          100  Premiere Global Services, Inc.  *                                                        1
        2,300  tw telecom, inc.  *                                                                     21
        2,400  Vonage Holdings Corp.  *                                                                 1
                                                                                          ---------------
                                                                                                       55
                                                                                          ---------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
        1,400  Alaska Communications Systems Group, Inc.                                                9
          100  Atlantic Tele-Network, Inc.                                                              2
        8,200  Cbeyond, Inc.  *                                                                       167
       13,500  CenturyTel, Inc.                                                                       367
        3,600  Cincinnati Bell, Inc.  *                                                                10
        1,148  Fairpoint Communications, Inc.                                                           1
          800  General Communication, Inc. "A"  *                                                       6
       10,400  NeuStar, Inc. "A"  *                                                                   198
          400  NTELOS Holdings Corp.                                                                    6
        1,800  Qwest Communications International, Inc.                                                 7
          300  Shenandoah Telecommunications Co.                                                        6
          100  Windstream Corp.                                                                         1
                                                                                          ---------------
                                                                                                      780
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.1%)
          100  Clearwire Corp. "A"  *                                                                   1
        4,300  ICO Global Communications Holdings Ltd.  *                                               2
          200  iPCS, Inc.  *                                                                            3
          100  Leap Wireless International, Inc.  *                                                     4
          500  NII Holdings, Inc.  *                                                                    8
        3,300  Sprint Nextel Corp.  *                                                                  14
          500  Starent Networks Corp.  *                                                               10
          900  Syniverse Holdings, Inc.  *                                                             11
        3,900  Telephone & Data Systems, Inc.                                                         112
          900  U.S. Cellular Corp.  *                                                                  31
          400  USA Mobility, Inc.                                                                       4
          300  Virgin Mobile USA, Inc. "A"  *                                                           1
                                                                                          ---------------
                                                                                                      201
                                                                                          ---------------
               Total Telecommunication Services                                                     1,036
                                                                                          ---------------

               UTILITIES (2.5%)
               ----------------
               ELECTRIC UTILITIES (0.5%)
          100  Central Vermont Public Service Corp.                                                     2
        4,357  CH Energy Group, Inc.                                                                  194
        5,200  Cleco Corp.                                                                            110
        4,600  DPL, Inc.                                                                              103
          100  Duke Energy Corp.                                                                        1
          100  Edison International                                                                     3
        6,400  El Paso Electric Co.  *                                                                 88
          994  Hawaiian Electric Industries, Inc.                                                      15
          700  ITC Holdings Corp.                                                                      31
        1,200  MGE Energy, Inc.                                                                        37
        6,100  Portland General Electric Co.                                                          111
          400  Reliant Energy, Inc.  *                                                                  2
        6,500  Weststar Energy, Inc.                                                                  114
                                                                                          ---------------
                                                                                                      811
                                                                                          ---------------

================================================================================
                                                 Portfolio of Investments  |  40

================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               GAS UTILITIES (0.8%)
          121  AGL Resources, Inc.                                                        $             4
          100  Atmos Energy Corp.                                                                       2
          300  Chesapeake Utilities Corp.                                                               9
        2,800  Laclede Group, Inc.                                                                     97
       13,200  New Jersey Resources Corp.                                                             435
        3,800  Nicor, Inc.                                                                            122
        2,200  Northwest Natural Gas Co.                                                               90
        6,100  Piedmont Natural Gas Co., Inc.                                                         149
        1,000  South Jersey Industries, Inc.                                                           35
        4,719  Southwest Gas Corp.                                                                     95
        1,400  UGI Corp.                                                                               32
        4,400  WGL Holdings, Inc.                                                                     137
                                                                                          ---------------
                                                                                                    1,207
                                                                                          ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.8%)
          100  AES Corp.  *                                                                             1
          100  Constellation Energy Group, Inc.                                                         2
          100  Enernoc, Inc.  *                                                                         1
       64,800  Mirant Corp.  *                                                                        825
        6,800  NRG Energy, Inc.  *                                                                    122
        6,300  Ormat Technologies, Inc.                                                               222
        1,100  Synthesis Energy Systems, Inc.  *                                                        1
                                                                                          ---------------
                                                                                                    1,174
                                                                                          ---------------
               MULTI-UTILITIES (0.3%)
          100  Alliant Energy Corp.                                                                     2
        2,300  Avista Corp.                                                                            35
          500  Calpine Corp.  *                                                                         4
          700  CenterPoint Energy, Inc.                                                                 7
          100  DTE Energy Co.                                                                           3
        1,800  Integrys Energy Group, Inc.                                                             48
          700  NiSource, Inc.                                                                           8
        4,500  NorthWestern Corp.                                                                      94
          500  PNM Resources, Inc.                                                                      4
          100  Public Service Enterprise Group, Inc.                                                    3
        1,800  Sempra Energy                                                                           83
          900  TECO Energy, Inc.                                                                        9
        3,600  Vectren Corp.                                                                           80
          100  Xcel Energy, Inc.                                                                        2
                                                                                          ---------------
                                                                                                      382
                                                                                          ---------------
               WATER UTILITIES (0.1%)
          100  American States Water Co.                                                                3
          100  American Water Works Co., Inc.                                                           2
          100  Aqua America, Inc.                                                                       2
          208  Cadiz, Inc.  *                                                                           1
          300  California Water Service Group                                                          12
          300  Connecticut Water Service, Inc.                                                          6
          200  Consolidated Water Co. Ltd.                                                              3
          600  Middlesex Water Co.                                                                      9
        1,800  SJW Corp.                                                                               45
          400  Southwest Water Co.                                                                      2
                                                                                          ---------------
                                                                                                       85
                                                                                          ---------------
               Total Utilities                                                                      3,659
                                                                                          ---------------
               Total Common Stocks (cost: $86,628)                                                 80,085
                                                                                          ---------------
================================================================================
41  |  USAA First Start Growth Fund

================================================================================

   PRINCIPAL
   AMOUNT                                                                                          MARKET
   $(000)/                                                                                          VALUE
   SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               PREFERRED SECURITIES (1.2%)

               CONSUMER STAPLES (0.2%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
        5,000  Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual (c) $          274
                                                                                          ---------------

               FINANCIALS (0.8%)
               -----------------
               LIFE & HEALTH INSURANCE (0.1%)
       15,000  Delphi Financial Group, Inc., 7.38%, perpetual                                         198
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.3%)
        2,500  Axis Capital Holdings Ltd., 7.50%, perpetual                                           151
      500,000  White Mountains Re Group, 7.51%, perpetual  (c)                                        240
                                                                                          ---------------
                                                                                                      391
                                                                                          ---------------
               REINSURANCE (0.4%)
          500  Ram Holdings Ltd., 7.50%, non-cumulative, perpetual, acquired 03/09/2007;
               cost $526 (a), (b) *                                                                    87
       $1,180  Swiss Re Capital I LP, 6.85%, perpetual  (c)                                           467
                                                                                          ---------------
                                                                                                      554
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.0%)
        1,000  Washington Mutual Capital Trust, 5.38%, cumulative convertible, perpetual  *             7
                                                                                          ---------------
               Total Financials                                                                     1,150
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.2%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
          500  Centaur Funding Corp., 9.08%  (c)                                                      312
                                                                                          ---------------

               U.S. GOVERNMENT (0.0%)
               ----------------------
       20,000  Fannie Mae, 8.25%, perpetual  *                                                         18
       10,000  Freddie Mac, 8.38%, perpetual  *                                                         5
                                                                                          ---------------
               Total U.S. Government                                                                   23
                                                                                          ---------------
               Total Preferred Securities (cost: $3,819)                                            1,759
                                                                                          ---------------

               WARRANTS (0.0%)

               COAL & CONSUMABLE FUELS (0.0%)
               ------------------------------
               COAL & CONSUMABLE FUELS (0.0%)
           20  GreenHunter Energy, Inc., acquired 7/15/08; cost $0* (a) (b)                            --
                                                                                          ---------------

               EXCHANGE-TRADED FUNDS (7.0%)
      245,090  iShares MSCI EAFE Index Fund                                                        10,274
          100  iShares Russell 1000 Index Fund                                                          5
                                                                                          ---------------
               Total Exchange-Traded Funds (cost: $16,718)                                         10,279
                                                                                          ---------------

================================================================================
                                                 Portfolio of Investments  |  42

================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               RIGHTS (0.0%)

               CONSUMER DISCRETIONARY (0.0%)
               -----------------------------
               APPLICATION SOFTWARE (0.0%)
          200  Deltek, Inc., acquired 4/09/09; cost $0 * (a) (b)                           $           --
                                                                                          ---------------
               Total Equity Securities
               (cost: $107,165)                                                                    92,123
                                                                                          ---------------

 PRINCIPAL
 AMOUNT                                                   COUPON
 (000)                                                      RATE          MATURITY
---------------------------------------------------------------------------------------------------------

               BONDS (34.3%)

               CORPORATE OBLIGATIONS (14.8%)

               CONSUMER DISCRETIONARY (0.6%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.0%)
$    250       Kellwood Co.                                 7.63%         10/15/2017                   12
                                                                                          ---------------
               BROADCASTING (0.4%)
     500       Liberty Media Corp., LLC                     7.88           7/15/2009                  498
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.2%)
     500       Stanley Works Capital Trust I                5.90          12/01/2045                  276
                                                                                          ---------------
               Total Consumer Discretionary                                                           786
                                                                                          ---------------

               CONSUMER STAPLES (0.2%)
               -----------------------
               DRUG RETAIL (0.2%)
     500       CVS Caremark Corp.                           6.30           6/01/2037                  325
                                                                                          ---------------

               ENERGY (0.4%)
               -------------
               OIL & GAS REFINING & MARKETING (0.4%)
     500       Ultramar Diamond Shamrock Corp.              6.75          10/15/2037                  502
                                                                                          ---------------

               FINANCIALS (11.2%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
   1,000       American Capital Strategies Ltd.             8.60           8/01/2012                  451
                                                                                          ---------------
               CONSUMER FINANCE (0.2%)
     500       General Motors Acceptance Corp., LLC         6.75          12/01/2014                  320
                                                                                          ---------------
               DIVERSIFIED BANKS (0.3%)
     500       USB Realty Corp. (c)                         6.09                   -(e)               225
     500       Wells Fargo Co.                              7.98                   -(e)               280
                                                                                          ---------------
                                                                                                      505
                                                                                          ---------------
               DIVERSIFIED REAL ESTATE ACTIVITIES (0.3%)
     500       Brascan Corp.                                7.13           6/15/2012                  451
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.6%)
   1,000       First Republic Bank Corp.(f)                 7.75           9/15/2012                  848
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (1.3%)
   1,000       Great-West Life & Annuity Insurance Co. (c)  7.15           5/16/2046                  494
   1,750       Lincoln National Corp.                       6.05           4/20/2067                  565
     500       MetLife Capital Trust IV (c)                 7.88          12/15/2037                  276

================================================================================
43 |  USAA First Start Growth Fund

================================================================================

 PRINCIPAL                                                                                         MARKET
 AMOUNT                                                    COUPON                                   VALUE
 (000)         SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
$    500       Prudential Financial, Inc.                   8.88%          6/15/2038        $         270
   1,000       StanCorp Financial Group, Inc.               6.90           6/01/2067                  350
                                                                                          ---------------
                                                                                                    1,955
                                                                                          ---------------
               MULTI-LINE INSURANCE (1.2%)
     732       Genworth Financial, Inc.                     6.15          11/15/2066                  102
   1,500       Glen Meadow (c)                              6.51           2/12/2067                  519
   1,000       Oil Casualty Insurance Ltd. (c)              8.00           9/15/2034                  606
   1,500       Oil Insurance Ltd. (c)                       7.56                   -(e)               491
                                                                                          ---------------
                                                                                                    1,718
                                                                                          ---------------
               MULTI-SECTOR HOLDINGS (0.3%)
     500       Leucadia National Corp.                      7.00           8/15/2013                  433
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.7%)
   1,000       General Electric Capital Corp.               6.38          11/15/2067                  575
   1,500       Textron Financial Corp. (c)                  6.00           2/15/2067                  405
                                                                                          ---------------
                                                                                                      980
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (1.2%)
     500       Fidelity National Financial, Inc.            5.25           3/15/2013                  414
     500       Fund American Companies, Inc.                5.88           5/15/2013                  390
     500       Liberty Mutual Group, Inc.                   7.30           6/15/2014                  392
     500       MBIA Insurance Co. (c)                      14.00           1/15/2033                  190
     500       Travelers Companies, Inc.                    6.25           3/15/2037                  308
                                                                                          ---------------
                                                                                                    1,694
                                                                                          ---------------
               REGIONAL BANKS (1.9%)
   1,000       CBG Florida REIT Corp. (c)                   7.11                   -(e)                53
   1,000       Fulton Capital Trust I                       6.29           2/01/2036                  327
     500       Huntington Capital III                       6.65           5/15/2037                  145
     500       National City Preferred Capital Trust I     12.00                   -(e)               433
     645       PNC Preferred Funding Trust (c)              6.52                   -(e)               253
     500       Popular North America Capital Trust I        6.56           9/15/2034                  143
     500       Regions Financing Trust II                   6.63           5/15/2047                  171
     400       Susquehanna Bancshares, Inc.                 4.75 (g)       5/01/2014                  165
   1,000       TCF National Bank                            5.50           2/01/2016                  542
     500       Webster Capital Trust IV                     7.65           6/15/2037                  214
     500       Zions Bancorp                                5.50          11/16/2015                  261
                                                                                          ---------------
                                                                                                    2,707
                                                                                          ---------------
               REITS - DIVERSIFIED (0.5%)
   1,000       Washington REIT(f)                           5.25           1/15/2014                  749
                                                                                          ---------------
               REITS - INDUSTRIAL (0.2%)
     500       ProLogis                                     2.25           4/01/2037                  359
                                                                                          ---------------
               REITS - OFFICE (0.3%)
     200       Boston Properties, LP                        6.25           1/15/2013                  178
     500       Brandywine Operating Partnership, LP         5.70           5/01/2017                  274
                                                                                          ---------------
                                                                                                      452
                                                                                          ---------------
               REITS - RETAIL (0.9%)
   1,000       Developers Diversified Realty Corp.          3.50           8/15/2011                  575
     500       New Plan Excel Realty Trust, Inc.            4.50           2/01/2011                  263
     577       New Plan Excel Realty Trust, Inc.,
                 acquired 2/20/09; cost $196 (b)            7.68          11/02/2026                  193
     500       Rouse Co., LP(c) (d)                         6.75           5/01/2013                  256
                                                                                          ---------------
                                                                                                    1,287
                                                                                          ---------------
               SPECIALIZED FINANCE (0.6%)
     500       Assured Guaranty U.S. Holdings, Inc.         6.40          12/15/2066                  175
   2,000       Financial Security Assurance Holdings
                 Ltd. (c)                                   6.40          12/15/2066                  590
     500       XL Capital Ltd.                              6.50                   -(e)               150
                                                                                          ---------------
                                                                                                      915
                                                                                          ---------------

================================================================================
                                                 Portfolio of Investments  |  44

================================================================================
 PRINCIPAL                                                                                         MARKET
 AMOUNT                                                    COUPON                                   VALUE
 (000)         SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
               THRIFTS & MORTGAGE FINANCE (0.4%)
$    870       Independence Community Bank(f)               3.03% (g)     4/01/2014         $         627
     500       Washington Mutual Preferred Funding Trust
                 I (d) (c)                                  6.53                  -(e)                  1
                                                                                          ---------------
                                                                                                      628
                                                                                          ---------------
               Total Financials                                                                    16,452
                                                                                          ---------------

               INDUSTRIALS (0.2%)
               ------------------
               BUILDING PRODUCTS (0.2%)
     500       USG Corp.                                    6.30         11/15/2016                   332
                                                                                          ---------------

               MATERIALS (0.3%)
               ----------------
               DIVERSIFIED METALS & MINING (0.3%)
     500       Falconbridge Ltd.                            7.35          6/05/2012                   442
                                                                                          ---------------

               UTILITIES (1.9%)
               --------------
               ELECTRIC UTILITIES (1.4%)
   1,000       Monongahela Power Co.(f)                     7.36          1/15/2010                 1,018
     330       Oglethorpe Power Corp.                       6.97          6/30/2011                   339
     116       Power Contract Financing, LLC (c)            6.26          2/01/2010                   114
   1,000       PPL Capital Funding, Inc.(f)                 6.70          3/30/2067                   581
                                                                                          ---------------
                                                                                                    2,052
                                                                                          ---------------
               MULTI-UTILITIES (0.5%)
     500       Black Hills Corp.                            6.50          5/15/2013                   459
     500       Puget Sound Energy, Inc.                     6.97          6/01/2067                   267
                                                                                          ---------------
                                                                                                      726
                                                                                          ---------------
               Total Utilities                                                                      2,778
                                                                                          ---------------
               Total Corporate Obligations(cost: $29,726)                                          21,617
                                                                                          ---------------

               EURODOLLAR AND YANKEE OBLIGATIONS (4.6%)

               ENERGY (0.4%)
               -------------
               INTEGRATED OIL & GAS (0.4%)
     200       PEMEX Finance Ltd.                           9.03          2/15/2011                   207
     500       Trans-Canada Pipelines Ltd.                  6.35          5/15/2067                   321
                                                                                          ---------------
               Total Energy                                                                           528
                                                                                          ---------------

               FINANCIALS (3.8%)
               -----------------
               DIVERSIFIED BANKS (2.1%)
     500       Barclays Bank plc (c)                        5.93                  -(e)                200
     500       BayernLB Capital Trust I                     6.20                  -(e)                 90
     500       BVA International Preferred S.A.
                 Unipersonal (c)                            5.92                  -(e)                243
   1,000       BOI Capital Funding Number 3, LP (c)         6.11                  -(e)                190
     500       Landsbanki Islands hf(d) (c)                 7.43                  -(e)                 --
     500       Lloyds TSB Group plc (c)                     6.27                  -(e)                143
     500       Mizuho Capital Investment 1 Ltd. (c)         6.69                  -(e)                307
   1,000       National Capital Trust II (c)                5.49                  -(e)                515
     500       Natixis (c)                                 10.00                  -(e)                205
     880       Nordea Bank AB (c)                           5.42                  -(e)                427
     500       Skandinaviska Enskilda Banken AB (c)         5.47                  -(e)                208
     500       Standard Chartered plc (c)                   6.41                  -(e)                288
     500       Sumitomo Mitsui Financial Group (c)          6.08                  -(e)                350
                                                                                          ---------------
                                                                                                    3,166
                                                                                          ---------------
================================================================================
45  |  USAA First Start Growth Fund

================================================================================

 PRINCIPAL                                                                                         MARKET
 AMOUNT                                                    COUPON                                   VALUE
 (000)         SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
               LIFE & HEALTH INSURANCE (0.1%)
$    500       AXA S.A. (c)                                 6.46%                 -(e)      $         200
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.3%)
   1,000       ING Capital Funding Trust III                8.44                  -(e)                430
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.4%)
     500       Allied World Assurance Holdings Ltd.         7.50          8/01/2016                   353
     500       Catlin Insurance Co. Ltd. (c)                7.25                  -(e)                184
                                                                                          ---------------
                                                                                                      537
                                                                                          ---------------
               REGIONAL BANKS (0.2%)
     500       Credit Agricole S.A. (c)                     6.64                  -(e)                240
   1,000       Glitnir Banki hf(d) (c)                      7.45                  -(e)                  1
                                                                                          ---------------
                                                                                                      241
                                                                                          ---------------
               REINSURANCE (0.5%)
     500       Montpelier Re Holdings Ltd.                  6.13          8/15/2013                   352
     500       Platinum Underwriters Finance, Inc.          7.50          6/01/2017                   352
                                                                                          ---------------
                                                                                                      704
                                                                                          ---------------
               SPECIALIZED FINANCE (0.2%)
     500       QBE Capital Funding II, LP (c)               6.80                  -(e)                325
                                                                                          ---------------
               Total Financials                                                                     5,603
                                                                                          ---------------

               MATERIALS (0.4%)
               ----------------
               DIVERSIFIED METALS & MINING (0.4%)
     500       Glencore Finance S.A.                        8.00                  -(e)                275
     500       Glencore Funding, LLC (c)                    6.00          4/15/2014                   308
                                                                                          ---------------
               Total Materials                                                                        583
                                                                                          ---------------
               Total Eurodollar and Yankee Obligations(cost: $14,468)                               6,714
                                                                                          ---------------

               ASSET-BACKED SECURITIES (7.6%)

               FINANCIALS (7.6%)
               -----------------
               ASSET-BACKED FINANCING (7.6%)
     158       Aerco Ltd. (c)                               0.97 (g)      7/15/2025                   159
   1,000       AESOP Funding II, LLC (c)                    0.67 (g)      3/20/2012                   697
     425       American Express Credit Account Master
                 Trust                                      0.72 (g)      9/15/2014                   223
     500       American Express Credit Account Master
                 Trust (c)                                  0.80 (g)      9/15/2016                   160
   1,000       ARG Funding Corp. (c)                        4.29          4/20/2011                   860
   1,000       Banc of America Mortgage Securities, Inc.    4.15 (g)      7/25/2034                   996
     500       Banc of America Securities Auto Trust        5.51          2/19/2013                   433
     500       Bank of America Credit Card Trust            0.74 (g)      6/15/2014                   328
     500       Bank One Issuance Trust                      4.77          2/16/2016                   299
   1,000       Bank One Issuance Trust                      1.25 (g)      2/15/2017                   468
     338       Capital One Auto Finance Trust (INS)         4.71          6/15/2012                   325
     500       Capital One Multi-Asset Execution Trust      5.05         12/17/2018                   455
     500       Citibank Credit Card Issuance Trust          6.30          6/20/2014                   365
     500       CPS Auto Receivables Trust (INS)             6.48          7/15/2013                   459
     256       Credit Acceptance Auto Dealer Loan Trust     6.16          4/15/2013                   247
     500       Ford Credit Auto Owner Trust                 2.20 (g)      4/15/2013                   461
     500       GE Capital Credit Card Master Note Trust     0.56 (g)      9/15/2012                   480
   1,000       GE Capital Credit Card Master Note Trust     0.72 (g)      3/15/2013                   868
     500       GE Dealer Floorplan Master Note Trust        0.46 (g)     10/20/2011                   446
     500       MBNA Master Credit Card Note Trust           6.80          7/15/2014                   382
     500       Rental Car Finance Corp. (c)                 0.58 (g)      7/25/2013                   255
     500       Triad Automobile Receivables Owners Trust    5.43          7/14/2014                   420
     888       Trinity Rail Leasing, LP (c)                 5.90          5/14/2036                   578
     191       UPFC Auto Receivables Trust                  5.75          9/15/2010                   191
================================================================================
                                                 Portfolio of Investments  |  46

================================================================================

 PRINCIPAL                                                                                         MARKET
 AMOUNT                                                    COUPON                                   VALUE
 (000)         SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
$   298        USXL Funding, LLC (INS)(c)                   5.38% (g)     4/15/2014         $         271
    500        WFS Financial Owner Trust                    4.76          5/17/2013                   370
                                                                                          ---------------
               Total Financials                                                                    11,196
                                                                                          ---------------
               Total Asset-Backed Securities(cost: $12,460)                                        11,196
                                                                                          ---------------

               COMMERCIAL MORTGAGE SECURITIES (7.3%)

               FINANCIALS (7.3%)
               -----------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (7.3%)
  1,000        Commercial Mortgage Loan Trust               6.02 (g)     12/10/2049                   429
  1,000        Commercial Mortgage Trust (c)                5.15          5/10/2043                 1,010
    745        Credit Suisse First Boston Mortgage
                 Securities Corp.                           5.10          8/15/2038                   370
    823        First Union National Bank Commercial
                 Mortgage Trust                             7.39         12/15/2031                   809
  1,000        GE Capital Commercial Mortgage Corp.         6.07          6/10/2038                   994
    500        GMAC Commercial Mortgage Securities,
                 Inc.                                       4.75          5/10/2043                   326
    432        Government Lease Trust (c)                   6.48          5/18/2011                   450
    720        GS Mortgage Securities Corp. II              4.30          1/10/2040                   690
  1,000        J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           4.82          9/12/2037                   892
  1,000        J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           5.49 (g)      4/15/2043                   867
    500        J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           5.81          6/12/2043                   384
  1,000        LB-UBS Commercial Mortgage Trust             4.85          9/15/2031                   947
    559        Merrill Lynch Mortgage Investors, Inc.       7.56         11/15/2031                   553
  1,000        Morgan Stanley Capital I, Inc.               5.39 (g)      3/12/2044                   890
  1,000        Prudential Mortgage Capital Funding, LLC     6.76          5/10/2034                 1,010
                                                                                          ---------------
               Total Financials                                                                    10,621
                                                                                          ---------------
               Total Commercial Mortgage Securities(cost: $11,121)                                 10,621
                                                                                          ---------------
               Total Bonds
               (cost: $67,775)                                                                     50,148
                                                                                          ---------------

 NUMBER
 OF SHARES
---------------------------------------------------------------------------------------------------------

               MONEY MARKET INSTRUMENTS (1.9%)

               MONEY MARKET FUNDS (1.9%)
    2,829,340  State Street Institutional Liquid Reserve Fund, 0.56% (h)(cost:  $2,829)             2,829
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $177,769)                                       $         145,100
                                                                                          ===============


 NUMBER
 OF CONTRACTS
---------------------------------------------------------------------------------------------------------


               PURCHASED OPTIONS (0.4%)
          324  Put - On S&P 500 Index expiring June 20, 2009 at 800 (cost: $2,236)        $           632
                                                                                          ===============


               WRITTEN OPTIONS (0.1%)
         (162) Call - On S&P 500 Index expiring May 16, 2009 at 915 (premiums received:
               $162)                                                                      $          (104)
                                                                                          ===============

================================================================================
47  |  USAA First Start Growth Fund

================================================================================

NOTES TO PORTFOLIO
OF INVESTMENTS

April 30, 2009 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA First Start Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

================================================================================
                                        Notes to Portfolio of Investments  |  48

================================================================================

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

================================================================================
49  |  USAA First Start Growth Fund

================================================================================

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's assets as of April 30, 2009:

                                              Investments in
Valuation Inputs                                  Securities   Purchased Options
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                         $ 93,205,000            $632,000
Level 2 - Other Significant Observable Inputs     51,808,000                   -
Level 3 - Significant Unobservable Inputs             88,000                   -
--------------------------------------------------------------------------------
Total                                           $145,101,000            $632,000
--------------------------------------------------------------------------------

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                       Investments in Securities
--------------------------------------------------------------------------------
Balance as of July  31, 2008                                                 $-
Net realized gain (loss)                                                      -
Change in net unrealized appreciation (depreciation)                   (225,000)
Net purchases (sales)                                                         -
Transfers in and/or out of Level 3                                      313,000
--------------------------------------------------------------------------------
Balance as of April 30, 2009                                            $88,000
--------------------------------------------------------------------------------

================================================================================
                                        Notes to Portfolio of Investments  |  50

================================================================================

The following is a summary of the inputs used to value the Fund's liabilities as of April 30, 2009:


Valuation Inputs                                                 Written Options
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                                 $104,000
Level 2 - Other Significant Observable Inputs                                  -
Level 3 - Significant Unobservable Inputs                                      -
--------------------------------------------------------------------------------
Total                                                                   $104,000
--------------------------------------------------------------------------------

C. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying a Fund's index or in other financial instruments. A contract to buy establishes a long position while a contract to sell establishes a short position. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for  financial  statement  purposes as unrealized  gains or losses.  In
addition  to  the   segregation  of  securities  to  cover  the  initial  margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations. As of April 30, 2009, the Fund did not invest in any futures.

D. OPTION TRANSACTIONS - The Fund may write (sell) and purchase options on securities or securities indexes. The Fund employs an index option strategy which involves holding a combination of call and put options designed to limit market risk.

Writing put options tends to increase the Fund's participation in downward movements of the underlying security or index. Writing call options tends to decrease the Fund's participation in upward movements of the underlying security or index. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expired worthless are treated by the Fund on the expiration date as realized gains from investments. If a written call index option or a written put index option is bought back prior to the index option expiration or cash settled upon expiration, the difference between premium received and payment to buy back the option or payment made for settlement upon expiration determines whether the Fund has realized a gain or loss. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security or index underlying the written option. A written put index option has defined risk, which is the difference between the agreed-upon price that the Fund must pay to the buyer upon expiration of the put, and the index value, which could be zero, at the time of expiration.

================================================================================
51  |  USAA First Start Growth Fund

================================================================================

Purchasing call options tends to increase the Fund's participation in upward movements of the underlying security or index. Purchasing put options tends to decrease the Fund's participation in downward movements of the underlying security or index. The Fund pays a premium which is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expired worthless are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. If a call index option or put index option is closed prior to the option expiration or cash settled upon expiration, the difference between the premium paid and the proceeds received from the sale or upon settlement at option expiration determines whether the Fund has realized a gain or loss.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of April 30, 2009.

F. As of April 30, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2009, were $6,117,000 and $40,390,000, respectively, resulting in net unrealized depreciation of $34,273,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $146,445,000 at April 30, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 13.2% of net assets at April 30, 2009.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

WARRANTS - entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

RIGHTS - enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

================================================================================
                                        Notes to Portfolio of Investments  |  52

================================================================================

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
iShares Exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.
REIT       Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by Financial Guaranty Insurance Co. or Financial Security Assurance Holdings, Ltd. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a) Security was fair valued at April 30, 2009, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at April 30, 2009, was $280,000, which represented 0.2% of the Fund's net assets.
(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(d) Currently the issuer is in default with respect to interest and/or principal payments.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) At April 30, 2009, a portion of this security is segregated to cover the value of outstanding written call options.
(g) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2009.
(h) Rate represents the money market fund annualized seven-day yield at April 30, 2009.
 *      Non-income-producing security.

================================================================================
53  |  USAA First Start Growth Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    06/24/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06/29/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    06/24/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.